UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2016

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2016 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2016.

Class A shares	1 year	5 years	Lifetime*	Expense ratio

American Funds 2060 Target Date Retirement FundSM	–7.21%	—	–7.05%	0.88	%†
American Funds 2055 Target Date Retirement Fund®	–7.11	6.79%	8.73	0.78
American Funds 2050 Target Date Retirement Fund®	–7.08	6.78	4.59	0.76
American Funds 2045 Target Date Retirement Fund®	–7.14	6.79	4.59	0.75
American Funds 2040 Target Date Retirement Fund®	–7.03	6.77	4.59	0.74
American Funds 2035 Target Date Retirement Fund®	–6.93	6.74	4.55	0.74
American Funds 2030 Target Date Retirement Fund®	–6.56	6.78	4.58	0.73
American Funds 2025 Target Date Retirement Fund®	–5.76	6.52	4.30	0.73
American Funds 2020 Target Date Retirement Fund®	–5.38	5.78	3.83	0.71
American Funds 2015 Target Date Retirement Fund®	–5.27	5.21	3.68	0.71
American Funds 2010 Target Date Retirement Fund®	–5.34	4.79	3.44	0.69

*	Since February 1, 2007, for all funds except the 2060 Fund, which began March 27, 2015, and the 2055 Fund, which began February 1, 2010.
†	The expense ratio for the 2060 fund is estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The target date funds invest in Class R-6 shares of the underlying funds. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information. The investment adviser is currently reimbursing a portion of other expenses for American Funds 2060 Target Date Retirement Fund. The reimbursement will be in effect through at least January 1, 2017, unless modified or terminated by the investment adviser. Investment results reflect the reimbursement, without which the results would have been lower. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
4	Investment approach for American Funds Target Date Retirement Series
6	Investment portfolios
22	Financial statements
31	Notes to financial statements
57	Financial highlights

Fellow investors:

It is our pleasure to present this semi-annual report for American Funds Target Date Retirement Series for the six months ended April 30, 2016.

Amid a volatile period for the financial markets, all of the funds in the series advanced. Additionally, each fund outpaced its respective Standard & Poor’s Target Date Through Index and Lipper Index (as shown in the table on page 2).

For the third consecutive year, a number of the funds received Lipper Fund Awards* in recognition of their consistent returns. While we’re encouraged by these results and the recognition by Lipper, it is important to maintain a long-term perspective.

How the series works

Each fund in the series is composed of a carefully selected mix of individual American Funds. The underlying funds have objectives that include growth, income, balance and preservation of capital. American Funds investment professionals oversee each target date fund’s portfolio, focusing on growth while retirement is at a distance and becoming more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 5. The broadly diversified nature of the funds has helped them weather challenging market environments.

Economic update

The U.S. economy decelerated through the reporting period. Growth in the first quarter of 2016 was the weakest in a year as gross domestic product (GDP) expanded at an annualized rate of just 0.8%, representing a slowdown from the modest 1.4% gain registered in the final quarter of 2015. In contrast, growth in the euro zone strengthened from an annualized rate of 1.1% in the fourth quarter to 2.2% in the first quarter despite ongoing deflationary pressures and turmoil in the banking sector.

China remained sluggish as the country’s GDP slipped slightly from an annualized pace of 6.8% in the fourth quarter to 6.7% in the first quarter of 2016. Japan’s economy expanded at an annualized rate of 1.7% in the first quarter of 2016 after contracting in the final quarter of 2015 for the fourth time in two years.

Stock markets

The U.S. stock market edged higher despite increased volatility. Ongoing concern over tepid growth and falling oil prices sent markets plummeting in January, but stocks began to recover on upbeat domestic data heading into March. Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) increased a slight 0.43% for the six months ending April 30 after falling more than 10% into a correction by early February.

*	The 2016 Lipper Fund Awards were held on March 22, 2016. Class R-6 shares of seven funds in the American Funds Target Date Retirement Series were cited as Best Mixed-Asset Target Funds for multiple time frames, and an eighth target date fund was recognized for a single period. The Lipper awards recognize fund families and individual mutual funds that have achieved consistently strong risk-adjusted three-, five- and 10-year results relative to their peers.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	0.15%	–1.91%	—	–0.13%[1]
Standard & Poor’s Target Date Through 2055+ Index	–0.13	–2.86	—	–1.50
Lipper Mixed-Asset Target 2055+ Funds Index	–0.69	–4.05	—	–2.37
American Funds 2055 Target Date Retirement Fund	0.23	–1.87	7.61%	9.88	[2]
Standard & Poor’s Target Date Through 2055+ Index	–0.13	–2.86	6.96	9.77
Lipper Mixed-Asset Target 2055+ Funds Index	–0.69	–4.05	—	9.24	[3]
American Funds 2050 Target Date Retirement Fund	0.19	–1.86	7.61	5.37
Standard & Poor’s Target Date Through 2050 Index	–0.07	–2.72	6.93	4.61
Lipper Mixed-Asset Target 2050 Funds Index	–0.78	–4.35	5.56	3.51	[3]
American Funds 2045 Target Date Retirement Fund	0.27	–1.82	7.62	5.38
Standard & Poor’s Target Date Through 2045 Index	0.01	–2.54	6.84	4.56
Lipper Mixed-Asset Target 2045 Funds Index	–0.60	–3.97	5.92	3.94	[3]
American Funds 2040 Target Date Retirement Fund	0.28	–1.89	7.59	5.37
Standard & Poor’s Target Date Through 2040 Index	0.10	–2.33	6.79	4.66
Lipper Mixed-Asset Target 2040 Funds Index	–0.59	–4.10	5.48	3.58
American Funds 2035 Target Date Retirement Fund	0.39	–1.66	7.55	5.33
Standard & Poor’s Target Date Through 2035 Index	0.22	–2.08	6.69	4.67
Lipper Mixed-Asset Target 2035 Funds Index	–0.28	–3.44	5.55	3.93	[3]
American Funds 2030 Target Date Retirement Fund	0.67	–1.25	7.59	5.35
Standard & Poor’s Target Date Through 2030 Index	0.37	–1.80	6.52	4.69
Lipper Mixed-Asset Target 2030 Funds Index	0.01	–2.89	5.36	3.74
American Funds 2025 Target Date Retirement Fund	1.27	–0.41	7.33	5.06
Standard & Poor’s Target Date Through 2025 Index	0.58	–1.40	6.33	4.62
Lipper Mixed-Asset Target 2025 Funds Index	0.61	–2.00	5.12	3.83	[3]
American Funds 2020 Target Date Retirement Fund	1.60	0.15	6.64	4.58
Standard & Poor’s Target Date Through 2020 Index	0.76	–1.10	5.96	4.48
Lipper Mixed-Asset Target 2020 Funds Index	0.58	–1.64	4.71	4.00
American Funds 2015 Target Date Retirement Fund	2.11	0.39	6.13	4.43
Standard & Poor’s Target Date Through 2015 Index	1.00	–0.66	5.59	4.56
Lipper Mixed-Asset Target 2015 Funds Index	1.05	–0.95	4.38	3.72
American Funds 2010 Target Date Retirement Fund	2.16	0.42	5.76	4.20
Standard & Poor’s Target Date Through 2010 Index	1.26	–0.17	5.15	4.52
Lipper Mixed-Asset Target 2010 Funds Index	1.25	–0.72	4.03	3.83
Standard & Poor’s 500 Composite Index	0.43	1.21	11.02	6.19
MSCI ACWI (All Country World Index) ex USA	–1.75	–11.28	–0.13	0.62
Barclays U.S. Aggregate Index	2.82	2.72	3.60	4.80

Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. The MSCI ACWI (All Country World Index) ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of the 2060 Fund operations, through April 30, 2016.
[2]	For the period February 1, 2010, commencement of the 2055 Fund operations, through April 30, 2016.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

International markets were mixed, with the MSCI ACWI (All Country World Index) ex USA (a reflection of the returns of more than 40 developed and emerging country stock markets) declining 1.75% for the period. The U.K., France, Germany, Italy, Switzerland and Japan lost ground. Resource-dependent markets ranging from Australia, Brazil, Canada and Russia generally gained as commodity prices and currency exchange rates recovered from sharp declines. However, the MSCI China dropped 9.39% amid worries about the health of the country’s economy and the efficacy of its monetary policy.

All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. MSCI results are net of withholding taxes. Investors cannot invest directly in an index.

Bond markets

The U.S. Federal Reserve raised interest rates in December for the first time in nearly a decade, reflecting its belief that the U.S. economy is on a path to sustainable improvement and setting the stage for more normalized rates in the years ahead.

In bond markets, the Barclays U.S. Aggregate Index rose 2.82% over the six months as economic data was largely positive, allaying fears the U.S. might stumble into recession. A more dovish tone from the Federal Reserve during the first quarter helped to support bond prices, including the decision not to increase interest rates again in March. The yield on the benchmark 10-year Treasury note fell 33 basis points to 1.83%.

Hoping to stimulate the economy and boost stagnant inflation, the Bank of Japan adopted negative interest rates in January. In March, the European Central Bank further expanded its stimulus measures by cutting key lending rates further into negative territory. It increased its monthly bond purchases and added investment-grade corporate bonds to the list of assets eligible for its quantitative easing program. The yield on Germany’s benchmark 10-year note fell, ending the period at 0.28%.

Results for the series

Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds.

For the first half of the funds’ fiscal year, domestic-oriented growth-and-income equity funds such as American Mutual Fund®, The Investment Company of America® and Washington Mutual Investors FundSM were key contributors. Among bond funds, The Bond Fund of America®, American Funds Inflation Linked Bond Fund® and Capital World Bond Fund® provided a broadly stabilizing influence. Growth funds with greater exposure to overseas markets such as EuroPacific Growth Fund®, New Perspective Fund® and The New Economy Fund® weighed on results.

Successful retirement investing requires a long-term view. As you can see in the table on page 2, all funds in the target date series, with the exception of the 2060 Fund (which was introduced last year), have posted positive five-year and lifetime results.

Outlook and perspective

Despite a highly volatile six months, the outlook for the U.S. economy appears positive based on gains in the labor and housing markets. The U.S. is likely to continue on a path of moderate growth, despite economic pressure from overseas and the possibility of higher interest rates at home. The outlook for Europe and Japan would seem less optimistic. However, aggressive stimulus measures continue to be deployed and may, at some point, have the desired effect of boosting inflation levels and spurring greater economic activity.

Regardless of the economic environment and the potential for market volatility, we remain committed to the prudent, research-driven investment approach that has characterized our company’s philosophy for 85 years.

Thank you for your continued support of American Funds Target Date Retirement Series. We look forward to reporting to you again in six months’ time.

Cordially,

John H. Smet
Vice Chairman of the Board

Michael J. Downer
President

June 13, 2016

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

Investment approach for
American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart on the following page shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed-income funds. The investment portfolios beginning on page 6 show the breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2016. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown on the following page are effective as of January 1, 2016, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

4	American Funds Target Date Retirement Series

American Funds Target Date Retirement Series Glide Path

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	197,071	$5,250
EuroPacific Growth Fund, Class R-6	66,868	3,000
New Perspective Fund, Class R-6	147,804	5,250
New World Fund, Inc., Class R-6	59,048	2,999
SMALLCAP World Fund, Inc., Class R-6	120,192	5,250
The Growth Fund of America, Class R-6	128,173	5,250
The New Economy Fund, Class R-6	86,647	3,000
		29,999

Growth-and-income funds 45%
American Mutual Fund, Class R-6	169,442	6,000
Capital World Growth and Income Fund, Class R-6	119,560	5,250
Fundamental Investors, Class R-6	116,166	6,000
International Growth and Income Fund, Class R-6	104,444	2,999
The Investment Company of America, Class R-6	192,748	6,750
Washington Mutual Investors Fund, Class R-6	171,321	6,750
		33,749

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	153,223	3,748
American Funds Global Balanced Fund, Class R-6	126,704	3,748
		7,496

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	265,515	3,765

Total investment securities 100% (cost: $75,800,000)		75,009
Other assets less liabilities 0%		(29)

Net assets 100%		$74,980

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	2,429,792	$64,730
EuroPacific Growth Fund, Class R-6	824,234	36,975
New Perspective Fund, Class R-6	1,822,344	64,730
New World Fund, Inc., Class R-6	727,846	36,974
SMALLCAP World Fund, Inc., Class R-6	1,481,906	64,730
The Growth Fund of America, Class R-6	1,580,281	64,728
The New Economy Fund, Class R-6	1,068,028	36,975
		369,842

Growth-and-income funds 45%
American Mutual Fund, Class R-6	2,089,158	73,977
Capital World Growth and Income Fund, Class R-6	1,474,051	64,725
Fundamental Investors, Class R-6	1,432,277	73,977
International Growth and Income Fund, Class R-6	1,287,218	36,969
The Investment Company of America, Class R-6	2,376,602	83,229
Washington Mutual Investors Fund, Class R-6	2,112,401	83,229
		416,106

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,888,370	46,189
American Funds Global Balanced Fund, Class R-6	1,567,743	46,374
		92,563

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,289,120	46,640

Total investment securities 100% (cost: $918,343,000)		925,151
Other assets less liabilities 0%		(373)

Net assets 100%		$924,778

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	6,035,727	$160,792
EuroPacific Growth Fund, Class R-6	2,047,719	91,861
New Perspective Fund, Class R-6	4,526,795	160,792
New World Fund, Inc., Class R-6	1,808,281	91,860
SMALLCAP World Fund, Inc., Class R-6	3,681,130	160,792
The Growth Fund of America, Class R-6	3,925,595	160,792
The New Economy Fund, Class R-6	2,653,399	91,861
		918,750

Growth-and-income funds 45%
American Mutual Fund, Class R-6	5,189,499	183,760
Capital World Growth and Income Fund, Class R-6	3,661,703	160,785
Fundamental Investors, Class R-6	3,557,839	183,762
International Growth and Income Fund, Class R-6	3,198,268	91,854
The Investment Company of America, Class R-6	5,903,467	206,740
Washington Mutual Investors Fund, Class R-6	5,247,194	206,740
		1,033,641

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	4,684,615	114,586
American Funds Global Balanced Fund, Class R-6	3,891,082	115,098
		229,684
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	8,154,337	115,628

Total investment securities 100% (cost: $2,177,119,000)		2,297,703
Other assets less liabilities 0%		(965)

Net assets 100%		$2,296,738

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	7,330,804	$195,292
EuroPacific Growth Fund, Class R-6	2,487,049	111,569
New Perspective Fund, Class R-6	5,498,103	195,293
New World Fund, Inc., Class R-6	2,196,055	111,559
SMALLCAP World Fund, Inc., Class R-6	4,470,985	195,293
The Growth Fund of America, Class R-6	4,767,886	195,293
The New Economy Fund, Class R-6	3,222,675	111,569
		1,115,868

Growth-and-income funds 44%
American Mutual Fund, Class R-6	6,066,472	214,814
Capital World Growth and Income Fund, Class R-6	4,256,616	186,908
Fundamental Investors, Class R-6	4,159,068	214,816
International Growth and Income Fund, Class R-6	3,884,313	111,557
The Investment Company of America, Class R-6	6,931,003	242,724
Washington Mutual Investors Fund, Class R-6	6,160,501	242,724
		1,213,543

Equity-income and Balanced funds 11%
American Balanced Fund, Class R-6	6,031,817	147,538
American Funds Global Balanced Fund, Class R-6	4,726,558	139,811
Capital Income Builder, Class R-6	288,882	16,764
The Income Fund of America, Class R-6	800,514	16,691
		320,804

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	9,913,425	140,572

Total investment securities 100% (cost: $2,657,501,000)		2,790,787
Other assets less liabilities 0%		(1,213)

Net assets 100%		$2,789,574

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	11,500,654	$306,378
EuroPacific Growth Fund, Class R-6	3,901,220	175,009
New Perspective Fund, Class R-6	8,625,491	306,377
New World Fund, Inc., Class R-6	3,444,890	175,000
SMALLCAP World Fund, Inc., Class R-6	7,014,135	306,378
The Growth Fund of America, Class R-6	7,482,941	306,501
The New Economy Fund, Class R-6	5,055,134	175,009
		1,750,652

Growth-and-income funds 38%
American Mutual Fund, Class R-6	8,279,636	293,182
Capital World Growth and Income Fund, Class R-6	5,681,141	249,459
Fundamental Investors, Class R-6	5,677,608	293,248
International Growth and Income Fund, Class R-6	5,636,482	161,880
The Investment Company of America, Class R-6	9,624,159	337,038
Washington Mutual Investors Fund, Class R-6	8,887,688	350,175
		1,684,982

Equity-income and Balanced funds 17%
American Balanced Fund, Class R-6	10,722,950	262,283
American Funds Global Balanced Fund, Class R-6	7,867,171	232,711
Capital Income Builder, Class R-6	1,968,280	114,219
The Income Fund of America, Class R-6	5,454,175	113,720
		722,933

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	15,542,341	220,390

Total investment securities 100% (cost: $4,131,853,000)		4,378,957
Other assets less liabilities 0%		(1,777)

Net assets 100%		$4,377,180

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 38%
AMCAP Fund, Class R-6	12,282,676	$327,211
EuroPacific Growth Fund, Class R-6	4,350,968	195,184
New Perspective Fund, Class R-6	9,625,884	341,911
New World Fund, Inc., Class R-6	3,556,879	180,689
SMALLCAP World Fund, Inc., Class R-6	7,491,083	327,211
The Growth Fund of America, Class R-6	8,002,123	327,767
The New Economy Fund, Class R-6	5,214,179	180,515
		1,880,488

Growth-and-income funds 35%
American Mutual Fund, Class R-6	8,276,166	293,059
Capital World Growth and Income Fund, Class R-6	5,560,072	244,143
Fundamental Investors, Class R-6	5,673,598	293,041
International Growth and Income Fund, Class R-6	5,095,147	146,333
The Investment Company of America, Class R-6	9,764,131	341,940
Washington Mutual Investors Fund, Class R-6	9,919,756	390,838
		1,709,354

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	11,984,734	293,147
American Funds Global Balanced Fund, Class R-6	9,948,112	294,265
Capital Income Builder, Class R-6	3,381,321	196,218
The Income Fund of America, Class R-6	9,369,886	195,362
		978,992

Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	3,067,496	29,724
U.S. Government Securities Fund, Class R-6	20,542,710	291,296
		321,020

Total investment securities 100% (cost: $4,629,492,000)		4,889,854
Other assets less liabilities 0%		(2,254)

Net assets 100%		$4,887,600

See Notes to Financial Statements

American Funds Target Date Retirement Series	11

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 30%
AMCAP Fund, Class R-6	13,612,343	$362,633
EuroPacific Growth Fund, Class R-6	5,513,671	247,343
New Perspective Fund, Class R-6	12,117,677	430,420
New World Fund, Inc., Class R-6	3,254,900	165,349
SMALLCAP World Fund, Inc., Class R-6	8,004,602	349,641
The Growth Fund of America, Class R-6	8,860,598	362,930
The New Economy Fund, Class R-6	4,182,007	144,781
		2,063,097

Growth-and-income funds 35%
American Mutual Fund, Class R-6	11,471,863	406,219
Capital World Growth and Income Fund, Class R-6	7,701,990	338,194
Fundamental Investors, Class R-6	7,860,301	405,985
International Growth and Income Fund, Class R-6	7,052,913	202,560
The Investment Company of America, Class R-6	13,530,244	473,829
Washington Mutual Investors Fund, Class R-6	13,747,373	541,646
		2,368,433

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	16,621,835	406,570
American Funds Global Balanced Fund, Class R-6	13,799,535	408,191
Capital Income Builder, Class R-6	4,679,771	271,567
The Income Fund of America, Class R-6	12,977,745	270,586
		1,356,914

Fixed income funds 15%
American Funds Inflation Linked Bond Fund, Class R-6	18,417,501	178,466
American Funds Mortgage Fund, Class R-6	9,973,932	102,532
Capital World Bond Fund, Class R-6	5,135,983	103,233
Intermediate Bond Fund of America, Class R-6	6,008,285	81,953
U.S. Government Securities Fund, Class R-6	37,172,745	527,109
		993,293

Total investment securities 100% (cost: $6,377,091,000)		6,781,737
Other assets less liabilities 0%		(2,694)

Net assets 100%		$6,779,043

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2016 (000)
U.S. Government Securities Fund, Class R-6	32,857,232	6,083,388	1,767,875	37,172,745	$3,029	$527,109
American Funds Inflation Linked Bond Fund, Class R-6	15,074,122	4,082,504	739,125	18,417,501	877	178,466
					$3,906	$705,575

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 18%
AMCAP Fund, Class R-6	9,827,666	$261,809
EuroPacific Growth Fund, Class R-6	4,357,489	195,477
New Perspective Fund, Class R-6	9,238,177	328,140
New World Fund, Inc., Class R-6	945,131	48,013
SMALLCAP World Fund, Inc., Class R-6	3,356,832	146,626
The Growth Fund of America, Class R-6	5,911,549	242,137
		1,222,202

Growth-and-income funds 34%
American Mutual Fund, Class R-6	11,215,431	397,139
Capital World Growth and Income Fund, Class R-6	7,533,736	330,806
Fundamental Investors, Class R-6	7,304,291	377,267
International Growth and Income Fund, Class R-6	6,209,575	178,339
The Investment Company of America, Class R-6	12,666,215	443,571
Washington Mutual Investors Fund, Class R-6	12,436,632	490,003
		2,217,125

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	16,182,175	395,816
American Funds Global Balanced Fund, Class R-6	13,455,207	398,005
Capital Income Builder, Class R-6	4,568,827	265,129
The Income Fund of America, Class R-6	12,660,884	263,980
		1,322,930

Fixed income funds 28%
American Funds Inflation Linked Bond Fund, Class R-6	29,696,726	287,761
American Funds Mortgage Fund, Class R-6	32,450,287	333,589
Capital World Bond Fund, Class R-6	16,705,782	335,786
Intermediate Bond Fund of America, Class R-6	26,892,663	366,816
The Bond Fund of America, Class R-6	7,711,718	99,867
U.S. Government Securities Fund, Class R-6	31,532,451	447,130
		1,870,949

Total investment securities 100% (cost: $6,250,827,000)		6,633,206
Other assets less liabilities 0%		(2,406)

Net assets 100%		$6,630,800

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2016 (000)
U.S. Government Securities Fund, Class R-6	28,031,922	5,384,209	1,883,680	31,532,451	$2,573	$447,130
American Funds Mortgage Fund, Class R-6	28,363,648	5,898,820	1,812,181	32,450,287	2,354	333,589
American Funds Inflation Linked Bond Fund, Class R-6	25,855,279	5,419,496	1,578,049	29,696,726	1,493	287,761
					$6,420	$1,068,480

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 12%
AMCAP Fund, Class R-6	8,390,558	$223,524
EuroPacific Growth Fund, Class R-6	3,215,985	144,269
New Perspective Fund, Class R-6	7,622,558	270,753
The Growth Fund of America, Class R-6	3,912,170	160,243
		798,789

Growth-and-income funds 29%
American Mutual Fund, Class R-6	11,022,161	390,295
Capital World Growth and Income Fund, Class R-6	6,950,574	305,200
Fundamental Investors, Class R-6	5,914,101	305,463
International Growth and Income Fund, Class R-6	3,907,895	112,235
The Investment Company of America, Class R-6	10,584,588	370,672
Washington Mutual Investors Fund, Class R-6	9,407,548	370,657
		1,854,522

Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	14,294,967	349,655
American Funds Global Balanced Fund, Class R-6	11,293,275	334,055
Capital Income Builder, Class R-6	6,143,519	356,508
The Income Fund of America, Class R-6	17,070,483	355,920
		1,396,138

Fixed income funds 38%
American Funds Inflation Linked Bond Fund, Class R-6	37,981,918	368,045
American Funds Mortgage Fund, Class R-6	33,823,786	347,709
American High-Income Trust, Class R-6	10,025,198	98,147
Capital World Bond Fund, Class R-6	16,423,972	330,122
Intermediate Bond Fund of America, Class R-6	43,330,291	591,025
The Bond Fund of America, Class R-6	29,898,620	387,187
U.S. Government Securities Fund, Class R-6	26,381,189	374,085
		2,496,320

Total investment securities 100% (cost: $6,138,335,000)		6,545,769
Other assets less liabilities 0%		(2,551)

Net assets 100%		$6,543,218

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Inflation Linked Bond Fund, Class R-6	33,723,255	6,229,360	1,970,697	37,981,918	$1,961	$368,045
American Funds Mortgage Fund, Class R-6	29,901,562	5,780,422	1,858,198	33,823,786	2,462	347,709
					$4,423	$715,754

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth funds 4%
AMCAP Fund, Class R-6	1,650,987	$43,982
New Perspective Fund, Class R-6	1,234,704	43,857
The Growth Fund of America, Class R-6	559,930	22,935
		110,774

Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,034,501	178,272
Capital World Growth and Income Fund, Class R-6	2,723,975	119,610
Fundamental Investors, Class R-6	2,305,988	119,104
International Growth and Income Fund, Class R-6	1,064,163	30,563
The Investment Company of America, Class R-6	4,270,554	149,555
Washington Mutual Investors Fund, Class R-6	3,762,875	148,257
		745,361

Equity-income and Balanced funds 26%
American Balanced Fund, Class R-6	4,520,560	110,573
American Funds Global Balanced Fund, Class R-6	3,042,485	89,996
Capital Income Builder, Class R-6	5,082,937	294,963
The Income Fund of America, Class R-6	14,142,688	294,875
		790,407

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	21,736,651	210,628
American Funds Mortgage Fund, Class R-6	17,470,512	179,597
American High-Income Trust, Class R-6	15,678,859	153,496
Capital World Bond Fund, Class R-6	7,483,435	150,417
Intermediate Bond Fund of America, Class R-6	19,792,229	269,966
The Bond Fund of America, Class R-6	18,524,130	239,887
U.S. Government Securities Fund, Class R-6	10,538,549	149,437
		1,353,428

Total investment securities 100% (cost: $2,840,766,000)		2,999,970
Other assets less liabilities 0%		(1,287)

Net assets 100%		$2,998,683

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Inflation Linked Bond Fund, Class R-6	20,961,638	1,945,934	1,170,921	21,736,651	$1,201	$210,628
American Funds Mortgage Fund, Class R-6	16,517,833	2,133,336	1,180,657	17,470,512	1,326	179,597
					$2,527	$390,225

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 23%
American Mutual Fund, Class R-6	2,829,034	$100,176
Capital World Growth and Income Fund, Class R-6	1,598,798	70,203
Fundamental Investors, Class R-6	1,256,803	64,914
International Growth and Income Fund, Class R-6	427,644	12,282
The Investment Company of America, Class R-6	2,356,600	82,528
Washington Mutual Investors Fund, Class R-6	2,095,051	82,545
		412,648

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,155,437	52,722
American Funds Global Balanced Fund, Class R-6	1,792,293	53,016
Capital Income Builder, Class R-6	3,643,053	211,407
The Income Fund of America, Class R-6	10,117,949	210,959
		528,104

Fixed income funds 47%
American Funds Inflation Linked Bond Fund, Class R-6	12,763,979	123,683
American Funds Mortgage Fund, Class R-6	10,311,708	106,004
American High-Income Trust, Class R-6	9,065,055	88,747
Capital World Bond Fund, Class R-6	4,410,255	88,646
Intermediate Bond Fund of America, Class R-6	13,607,269	185,603
Short-Term Bond Fund of America, Class R-6	2,618,899	26,189
The Bond Fund of America, Class R-6	10,925,555	141,486
U.S. Government Securities Fund, Class R-6	4,372,400	62,001
		822,359

Total investment securities 100% (cost: $1,730,742,000)		1,763,111
Other assets less liabilities 0%		(658)

Net assets 100%		$1,762,453

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	12,971,967	1,391,752	1,599,740	12,763,979	$724	$123,683
American Funds Mortgage Fund, Class R-6*	10,230,789	1,263,098	1,182,179	10,311,708	791	—
					$1,515	$123,683

*	Unaffiliated issuer at 4/30/2016.

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities
at April 30, 2016

	2060 Fund		2055 Fund	2050 Fund	2045 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$75,009		$925,151	$2,297,703	$2,790,787
Affiliated issuers	—		—	—	—
Receivables for:
Sales of fund’s shares	728		4,429	13,489	15,739
Dividends	4		48	118	144
Total assets	75,741		929,628	2,311,310	2,806,670

Liabilities:
Payables for:
Purchases of investments	650		3,644	11,951	13,612
Repurchases of fund’s shares	81		764	1,595	2,200
Services provided by related parties	30		440	1,018	1,276
Trustees’ deferred compensation	—	*	2	8	8
Total liabilities	761		4,850	14,572	17,096
Net assets at April 30, 2016	$74,980		$924,778	$2,296,738	$2,789,574

Net assets consist of:
Capital paid in on shares of beneficial interest	$74,298		$890,251	$2,102,423	$2,567,451
Undistributed (distributions in excess of) net investment income	62		812	3,134	3,866
Undistributed net realized gain	1,411		26,907	70,597	84,971
Net unrealized (depreciation) appreciation	(791)		6,808	120,584	133,286
Net assets at April 30, 2016	$74,980		$924,778	$2,296,738	$2,789,574

Investment securities, at cost:
Unaffiliated issuers	$75,800		$918,343	$2,177,119	$2,657,501
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$4,378,957	$4,889,854	$6,076,162	$5,564,726	$5,830,015	$2,609,745	$1,639,428
—	—	705,575	1,068,480	715,754	390,225	123,683
15,339	12,815	12,457	14,869	10,827	3,479	2,012
226	298	780	1,493	2,545	1,822	1,090
4,394,522	4,902,967	6,794,974	6,649,568	6,559,141	3,005,271	1,766,213

13,020	9,684	8,555	10,656	7,752	3,071	1,797
2,439	3,380	4,357	5,158	5,365	2,148	1,269
1,868	2,286	2,993	2,927	2,775	1,347	678
15	17	26	27	31	22	16
17,342	15,367	15,931	18,768	15,923	6,588	3,760
$4,377,180	$4,887,600	$6,779,043	$6,630,800	$6,543,218	$2,998,683	$1,762,453

$3,990,705	$4,477,626	$6,179,595	$6,098,450	$6,004,087	$2,788,728	$1,710,021
5,884	7,287	9,617	8,339	12,707	9,515	6,227
133,487	142,325	185,186	141,632	118,990	41,236	13,836
247,104	260,362	404,645	382,379	407,434	159,204	32,369
$4,377,180	$4,887,600	$6,779,043	$6,630,800	$6,543,218	$2,998,683	$1,762,453

$4,131,853	$4,629,492	$5,680,023	$5,193,623	$5,436,356	$2,458,090	$1,610,307
—	—	697,068	1,057,204	701,979	382,676	120,435

American Funds Target Date Retirement Series	23

Statements of assets and liabilities
at April 30, 2016

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class A:	Net assets	$26,891	$229,070	$523,208	$613,156
	Shares outstanding	2,712	14,990	42,390	48,556
	Net asset value per share	$9.91	$15.28	$12.34	$12.63
Class B:	Net assets	$16	$21	$27	$201
	Shares outstanding	2	1	2	16
	Net asset value per share	$9.93	$15.29	$12.28	$12.53
Class C:	Net assets	$2,864	$16,642	$23,763	$28,722
	Shares outstanding	290	1,102	1,952	2,305
	Net asset value per share	$9.87	$15.10	$12.17	$12.46
Class F-1:	Net assets	$18	$642	$1,229	$1,071
	Shares outstanding	2	42	100	85
	Net asset value per share	$9.94	$15.25	$12.31	$12.60
Class F-2:	Net assets	$396	$1,044	$2,649	$1,456
	Shares outstanding	40	68	215	115
	Net asset value per share	$9.94	$15.29	$12.34	$12.64
Class R-1:	Net assets	$107	$1,895	$8,042	$8,775
	Shares outstanding	11	126	664	707
	Net asset value per share	$9.90	$15.02	$12.12	$12.40
Class R-2:	Net assets	$12,352	$149,977	$302,456	$408,199
	Shares outstanding	1,251	9,973	24,934	32,989
	Net asset value per share	$9.87	$15.04	$12.13	$12.37
Class R-2E:	Net assets	$276	$2,194	$6,429	$9,401
	Shares outstanding	28	144	525	750
	Net asset value per share	$9.92	$15.19	$12.24	$12.54
Class R-3:	Net assets	$11,240	$152,185	$397,872	$468,338
	Shares outstanding	1,135	10,039	32,540	37,459
	Net asset value per share	$9.90	$15.16	$12.23	$12.50
Class R-4:	Net assets	$7,777	$138,887	$336,214	$413,021
	Shares outstanding	784	9,101	27,295	32,764
	Net asset value per share	$9.93	$15.26	$12.32	$12.61
Class R-5E:	Net assets	$581	$7,652	$22,214	$25,712
	Shares outstanding	58	502	1,804	2,041
	Net asset value per share	$9.92	$15.25	$12.31	$12.60
Class R-5:	Net assets	$2,121	$55,624	$141,945	$177,599
	Shares outstanding	213	3,618	11,425	13,962
	Net asset value per share	$9.95	$15.38	$12.42	$12.72
Class R-6:	Net assets	$10,341	$168,945	$530,690	$633,923
	Shares outstanding	1,039	10,977	42,838	50,006
	Net asset value per share	$9.95	$15.39	$12.39	$12.68

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$928,560	$1,058,207	$1,412,767	$1,587,705	$1,585,151	$936,079	$562,934
74,156	85,785	114,585	133,719	139,027	87,381	55,636
$12.52	$12.34	$12.33	$11.87	$11.40	$10.71	$10.12
$162	$212	$518	$270	$456	$79	$41
13	17	42	23	40	8	4
$12.44	$12.24	$12.23	$11.80	$11.35	$10.64	$10.14
$35,860	$49,932	$62,648	$73,650	$66,348	$32,503	$17,746
2,899	4,098	5,146	6,285	5,890	3,069	1,773
$12.37	$12.18	$12.17	$11.72	$11.27	$10.59	$10.01
$1,773	$3,216	$5,545	$7,860	$11,293	$4,790	$2,457
142	261	451	665	994	449	243
$12.49	$12.31	$12.28	$11.83	$11.36	$10.67	$10.10
$2,820	$2,617	$7,483	$12,378	$9,602	$8,791	$1,824
225	212	607	1,043	843	821	180
$12.52	$12.34	$12.33	$11.87	$11.40	$10.71	$10.11
$16,664	$17,010	$27,547	$21,156	$20,174	$11,473	$5,375
1,355	1,408	2,264	1,808	1,793	1,089	535
$12.30	$12.08	$12.17	$11.70	$11.25	$10.54	$10.05
$573,620	$722,695	$853,079	$869,492	$721,113	$330,034	$129,767
46,672	59,659	70,445	74,574	64,262	31,287	12,988
$12.29	$12.11	$12.11	$11.66	$11.22	$10.55	$9.99
$16,472	$17,973	$20,595	$21,492	$16,151	$9,739	$6,821
1,326	1,469	1,683	1,823	1,428	917	680
$12.42	$12.23	$12.24	$11.79	$11.31	$10.62	$10.04
$690,323	$815,933	$1,161,602	$1,111,150	$1,072,799	$488,155	$241,275
55,591	66,727	95,030	94,405	94,811	45,905	23,983
$12.42	$12.23	$12.22	$11.77	$11.32	$10.63	$10.06
$639,450	$709,507	$1,020,920	$956,409	$988,134	$375,329	$265,590
51,164	57,633	82,948	80,687	86,778	35,081	26,283
$12.50	$12.31	$12.31	$11.85	$11.39	$10.70	$10.10
$42,505	$46,941	$60,010	$72,652	$76,757	$27,017	$31,239
3,402	3,813	4,879	6,133	6,750	2,530	3,096
$12.49	$12.31	$12.30	$11.84	$11.37	$10.68	$10.09
$269,822	$301,499	$369,488	$379,493	$357,804	$140,789	$82,600
21,401	24,283	29,771	31,764	31,190	13,068	8,120
$12.61	$12.42	$12.41	$11.95	$11.47	$10.77	$10.17
$1,159,149	$1,141,858	$1,776,841	$1,517,093	$1,617,436	$633,905	$414,784
92,229	92,281	143,688	127,305	141,372	59,038	40,882
$12.57	$12.37	$12.37	$11.92	$11.44	$10.74	$10.15

American Funds Target Date Retirement Series	25

Statements of operations
for the six months ended April 30, 2016

	2060 Fund		2055 Fund	2050 Fund	2045 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$521		$7,282	$18,787	$22,999
Affiliated issuers	—		—	—	—
	521		7,282	18,787	22,999

Fees and expenses*:
Investment advisory services	6		123	325	394
Distribution services	94		1,255	2,951	3,631
Transfer agent services	30		505	1,202	1,481
Reports to shareholders	1		18	45	55
Registration statement and prospectus	135		217	275	311
Trustees’ compensation	—	†	2	5	6
Auditing and legal	3		4	5	5
Custodian	5		5	5	5
Other	—	†	1	4	4
Total fees and expenses before waivers	274		2,130	4,817	5,892
Less reimbursements/waivers of fees and expenses:
Investment advisory services	6		123	325	394
Other	130		—	—	—
Total fees and expenses after waivers	138		2,007	4,492	5,498
Net investment income	383		5,275	14,295	17,501

Net realized gain and unrealized appreciation on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(511)		(1,886)	(4,703)	(6,105)
Affiliated issuers	—		—	—	—
Capital gain distributions received	1,980		28,941	75,697	91,498
Net realized gain on investments	1,469		27,055	70,994	85,393
Net unrealized (depreciation) appreciation	(792)		(23,247)	(67,680)	(80,374)
Net realized gain and unrealized appreciation on investments	677		3,808	3,314	5,019
Net increase in net assets resulting from operations	$1,060		$9,083	$17,609	$22,520

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$37,752	$43,229	$57,504	$54,607	$60,368	$32,757	$20,311
—	—	3,906	6,420	4,423	2,527	1,515
37,752	43,229	61,410	61,027	64,791	35,284	21,826

638	713	1,006	988	1,004	480	293
5,459	6,514	8,733	8,744	8,409	4,098	2,129
2,237	2,638	3,502	3,552	3,396	1,684	885
88	98	139	136	138	66	40
407	404	486	488	455	268	224
10	11	15	15	15	8	4
7	8	9	9	9	6	5
5	5	5	5	5	5	5
7	8	11	10	11	5	3
8,858	10,399	13,906	13,947	13,442	6,620	3,588

638	713	1,006	988	1,004	480	293
—	—	—	—	—	—	—
8,220	9,686	12,900	12,959	12,438	6,140	3,295
29,532	33,543	48,510	48,068	52,353	29,144	18,531

(8,729)	(12,154)	(15,892)	(19,035)	(15,790)	(7,414)	(10,101)
—	—	(874)	(2,033)	(1,053)	(368)	(399)
142,865	155,226	202,860	164,099	138,171	50,450	26,181
134,136	143,072	186,094	143,031	121,328	42,668	15,681
(132,400)	(136,605)	(164,777)	(89,777)	(62,962)	(10,557)	1,471
1,736	6,467	21,317	53,254	58,366	32,111	17,152
$31,268	$40,010	$69,827	$101,322	$110,719	$61,255	$35,683

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund

	Six months	Period	Six months		Six months
	ended	ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2016[1]	2015[2]	2016[1]	2015	2016[1]	2015
Operations:
Net investment income	$383	$46	$5,275	$5,835	$14,295	$18,081
Net realized gain (loss)	1,469	(36)	27,055	25,324	70,994	80,314
Net unrealized (depreciation) appreciation	(792)	1	(23,247)	(22,931)	(67,680)	(71,939)
Net increase in net assets resulting from operations	1,060	11	9,083	8,228	17,609	26,456

Dividends and distributions paid to shareholders:
Dividends from net investment income	(363)	—	(4,463)	(2,977)	(11,155)	(9,952)
Distributions from net realized gain on investments	(17)	—	(24,493)	(10,307)	(79,341)	(38,061)
Total dividends and distributions paid to shareholders	(380)	—	(28,956)	(13,284)	(90,496)	(48,013)

Net capital share transactions	48,674	25,615	226,678	315,696	458,088	631,869

Total increase in net assets	49,354	25,626	206,805	310,640	385,201	610,312

Net assets:
Beginning of period	25,626	—	717,973	407,333	1,911,537	1,301,225
End of period	$74,980	$25,626	$924,778	$717,973	$2,296,738	$1,911,537
Undistributed (distributions in excess of) net investment income	$62	$42	$812	$— [3]	$3,134	$(6)

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund

Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015

$17,501	$21,631	$29,532	$39,546	$33,543	$44,437	$48,510	$66,186	$48,068	$68,957
85,393	94,406	134,136	159,795	143,072	201,062	186,094	270,681	143,031	280,238
(80,374)	(85,150)	(132,400)	(145,988)	(136,605)	(187,201)	(164,777)	(252,048)	(89,777)	(282,993)
22,520	30,887	31,268	53,353	40,010	58,298	69,827	84,819	101,322	66,202

(13,630)	(12,424)	(27,347)	(22,473)	(27,099)	(27,358)	(46,127)	(37,466)	(48,768)	(41,276)
(94,019)	(40,292)	(159,314)	(77,500)	(201,771)	(76,041)	(270,921)	(122,729)	(278,541)	(99,162)

(107,649)	(52,716)	(186,661)	(99,973)	(228,870)	(103,399)	(317,048)	(160,195)	(327,309)	(140,438)
556,697	814,014	756,264	1,185,351	862,066	1,361,230	1,069,278	1,948,369	1,013,392	1,926,574
471,568	792,185	600,871	1,138,731	673,206	1,316,129	822,057	1,872,993	787,405	1,852,338

2,318,006	1,525,821	3,776,309	2,637,578	4,214,394	2,898,265	5,956,986	4,083,993	5,843,395	3,991,057
$2,789,574	$2,318,006	$4,377,180	$3,776,309	$4,887,600	$4,214,394	$6,779,043	$5,956,986	$6,630,800	$5,843,395

$3,866	$(5)	$5,884	$3,699	$7,287	$843	$9,617	$7,234	$8,339	$9,039

See page 30 for footnote.

American Funds Target Date Retirement Series	29

Statements of changes in net assets	(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund

	Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015	Six months ended April 30 2016[1]	Year ended October 31 2015
Operations:
Net investment income	$52,353	$78,997	$29,144	$52,001	$18,531	$34,494
Net realized gain (loss)	121,328	172,936	42,668	120,139	15,681	52,657
Net unrealized (depreciation) appreciation	(62,962)	(180,133)	(10,557)	(151,538)	1,471	(76,995)
Net increase in net assets resulting from operations	110,719	71,800	61,255	20,602	35,683	10,156

Dividends and distributions paid to shareholders:
Dividends from net investment income	(67,371)	(49,434)	(31,966)	(31,066)	(24,021)	(19,225)
Distributions from net realized gain on investments	(171,432)	(99,293)	(118,889)	(59,405)	(53,066)	(41,150)
Total dividends and distributions paid to shareholders	(238,803)	(148,727)	(150,855)	(90,471)	(77,087)	(60,375)

Net capital share transactions	693,628	1,822,153	208,034	546,829	34,567	456,945

Total increase in net assets	565,544	1,745,226	118,434	476,960	(6,837)	406,726

Net assets:
Beginning of period	5,977,674	4,232,448	2,880,249	2,403,289	1,769,290	1,362,564
End of period	$6,543,218	$5,977,674	$2,998,683	$2,880,249	$1,762,453	$1,769,290

Undistributed (distributions in excess of) net investment income	$12,707	$27,725	$9,515	$12,337	$6,227	$11,717

[1]	Unaudited.
[2]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[3]	Amount less than one thousand.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 13 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B shares of each fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any,

American Funds Target Date Retirement Series	31

have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 57 to 78.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For

32	American Funds Target Date Retirement Series

investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

American Funds Target Date Retirement Series	33

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative

34	American Funds Target Date Retirement Series

instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010. 2060 Fund commenced operations on March 27, 2015; therefore, the fund’s only tax year, 2015, remains open for U.S. federal and state tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Target Date Retirement Series	35

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2015, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Undistributed ordinary income	$42	$—	$—	$—	$3,711	$856
Undistributed long-term capital gain	15	24,483	79,195	93,909	159,218	201,471

	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$7,253	$9,058	$27,747	$12,353	$11,727
Undistributed long-term capital gain	270,609	278,287	171,114	118,675	52,953

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Gross unrealized appreciation on investment securities	$78	$14,019	$128,080	$142,419	$268,302	$270,986
Gross unrealized depreciation on investment securities	(1,436)	(9,224)	(12,342)	(15,413)	(30,214)	(23,142)
Net unrealized (depreciation) appreciation on investment securities	(1,358)	4,795	115,738	127,006	238,088	247,844
Cost of investment securities	76,367	920,356	2,181,965	2,663,781	4,140,869	4,642,010

	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	$421,210	$388,513	$409,225	$173,131	$38,247
Gross unrealized depreciation on investment securities	(32,986)	(25,106)	(16,390)	(20,188)	(13,247)
Net unrealized (depreciation) appreciation on investment securities	388,224	363,407	392,835	152,943	25,000
Cost of investment securities	6,393,513	6,269,799	6,152,934	2,847,027	1,738,111

36	American Funds Target Date Retirement Series

No distributions were paid to shareholders of the 2060 Fund during the period March 27, 2015, commencement of operations, through October 31, 2015. The tax character of distributions paid to shareholders was as follows (dollars in thousands):

2060 Fund

	Six months ended April 30, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$212		$9		$221
Class B	—	*	—	*	—	*
Class C	6		1		7
Class F-1	—	*	—	*	—	*
Class F-2	8		—	*	8
Class R-1	—	*	—	*	—	*
Class R-2	30		2		32
Class R-2E	—	*	—	*	—	*
Class R-3	36		2		38
Class R-4	24		1		25
Class R-5E†	—	*	—	*	—	*
Class R-5	8		—	*	8
Class R-6	39		2		41
Total	$363		$17		$380

2055 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$1,379		$6,460		$7,839		$1,185		$3,340		$4,525
Class B	—	*	1		1		—	*	1		1
Class C	30		401		431		24		78		102
Class F-1	4		16		20		1		2		3
Class F-2	4		15		19		1		2		3
Class R-1	—		54		54		2		34		36
Class R-2	105		4,266		4,371		219		2,177		2,396
Class R-2E	4		13		17		—	*	—	*	—	*
Class R-3	508		4,100		4,608		444		1,934		2,378
Class R-4	765		3,522		4,287		425		1,246		1,671
Class R-5E†	—	*	—	*	—	*
Class R-5	406		1,424		1,830		239		539		778
Class R-6	1,258		4,221		5,479		437		954		1,391
Total	$4,463		$24,493		$28,956		$2,977		$10,307		$13,284

See page 42 for footnotes.

American Funds Target Date Retirement Series	37

2050 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$3,016		$19,360		$22,376		$3,528		$11,532		$15,060
Class B	—		2		2		1		2		3
Class C	45		708		753		41		143		184
Class F-1	7		43		50		3		8		11
Class F-2	19		88		107		3		8		11
Class R-1	—		298		298		10		182		192
Class R-2	—		11,420		11,420		519		7,063		7,582
Class R-2E	8		37		45		—	*	—	*	—	*
Class R-3	1,228		14,139		15,367		1,370		6,870		8,240
Class R-4	1,762		11,084		12,846		1,511		4,960		6,471
Class R-5E†	—	*	—	*	—	*
Class R-5	1,075		4,900		5,975		978		2,453		3,431
Class R-6	3,995		17,262		21,257		1,988		4,840		6,828
Total	$11,155		$79,341		$90,496		$9,952		$38,061		$48,013

2045 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$3,564		$21,777		$25,341		$4,157		$11,376		$15,533
Class B	—		12		12		1		5		6
Class C	53		802		855		41		131		172
Class F-1	3		20		23		3		7		10
Class F-2	7		31		38		—	*	1		1
Class R-1	—		329		329		31		230		261
Class R-2	—		14,863		14,863		859		7,926		8,785
Class R-2E	7		34		41		—	*	—	*	—	*
Class R-3	1,424		15,972		17,396		1,887		7,894		9,781
Class R-4	2,188		13,197		15,385		1,892		5,218		7,110
Class R-5E†	—	*	—	*	—	*
Class R-5	1,337		5,895		7,232		1,244		2,674		3,918
Class R-6	5,047		21,087		26,134		2,309		4,830		7,139
Total	$13,630		$94,019		$107,649		$12,424		$40,292		$52,716

38	American Funds Target Date Retirement Series

2040 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$6,512		$35,525		$42,037		$6,876		$21,024		$27,900
Class B	—		12		12		2		10		12
Class C	99		1,077		1,176		63		220		283
Class F-1	10		53		63		6		17		23
Class F-2	23		93		116		7		15		22
Class R-1	—		673		673		28		472		500
Class R-2	538		22,714		23,252		1,316		13,661		14,977
Class R-2E	21		91		112		—	*	—	*	—	*
Class R-3	2,959		25,850		28,809		2,946		13,562		16,508
Class R-4	4,266		22,739		27,005		3,326		10,071		13,397
Class R-5E†	—	*	—	*	—	*
Class R-5	2,418		9,829		12,247		2,246		5,356		7,602
Class R-6	10,501		40,658		51,159		5,657		13,092		18,749
Total	$27,347		$159,314		$186,661		$22,473		$77,500		$99,973

2035 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$6,822		$45,558		$52,380		$8,419		$20,472		$28,891
Class B	—		14		14		3		10		13
Class C	113		1,795		1,908		125		320		445
Class F-1	17		106		123		10		23		33
Class F-2	21		107		128		14		27		41
Class R-1	—		718		718		43		440		483
Class R-2	214		31,712		31,926		2,217		14,765		16,982
Class R-2E	33		168		201		—	*	—	*	—	*
Class R-3	2,846		33,683		36,529		4,328		14,800		19,128
Class R-4	4,294		28,106		32,400		4,145		9,903		14,048
Class R-5E†	—	*	—	*	—	*
Class R-5	2,538		12,398		14,936		2,614		5,054		7,668
Class R-6	10,201		47,406		57,607		5,440		10,227		15,667
Total	$27,099		$201,771		$228,870		$27,358		$76,041		$103,399

See page 42 for footnotes.

American Funds Target Date Retirement Series	39

2030 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,629		$58,293		$68,922		$10,991		$31,713		$42,704
Class B	—	*	17		17		3		11		14
Class C	199		2,083		2,282		111		355		466
Class F-1	37		180		217		17		42		59
Class F-2	53		224		277		15		34		49
Class R-1	—		1,132		1,132		72		830		902
Class R-2	1,048		36,423		37,471		2,488		21,569		24,057
Class R-2E	20		99		119		—	*	—	*	—	*
Class R-3	5,496		47,457		52,953		5,813		24,277		30,090
Class R-4	7,200		39,050		46,250		6,093		17,370		23,463
Class R-5E†	—	*	1		1
Class R-5	3,443		14,335		17,778		3,244		7,409		10,653
Class R-6	18,002		71,627		89,629		8,619		19,119		27,738
Total	$46,127		$270,921		$317,048		$37,466		$122,729		$160,195

2025 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$12,721		$67,787		$80,508		$13,545		$28,684		$42,229
Class B	—		14		14		3		8		11
Class C	280		2,620		2,900		159		368		527
Class F-1	44		219		263		26		46		72
Class F-2	114		472		586		23		40		63
Class R-1	—		933		933		84		531		615
Class R-2	1,691		39,061		40,752		3,536		18,227		21,763
Class R-2E	12		56		68		—	*	—	*	—	*
Class R-3	5,705		46,660		52,365		6,963		20,136		27,099
Class R-4	7,133		37,417		44,550		6,301		13,249		19,550
Class R-5E†	—	*	—	*	—	*
Class R-5	3,809		15,557		19,366		3,382		5,791		9,173
Class R-6	17,259		67,745		85,004		7,254		12,082		19,336
Total	$48,768		$278,541		$327,309		$41,276		$99,162		$140,438

40	American Funds Target Date Retirement Series

2020 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$16,808		$41,988		$58,796		$16,081		$29,652		$45,733
Class B	1		13		14		5		12		17
Class C	391		1,519		1,910		196		397		593
Class F-1	101		234		335		40		63		103
Class F-2	99		196		295		21		31		52
Class R-1	65		536		601		72		413		485
Class R-2	3,321		20,023		23,344		3,822		15,344		19,166
Class R-2E	29		64		93		—	*	—	*	—	*
Class R-3	8,504		28,260		36,764		7,832		19,202		27,034
Class R-4	10,196		24,765		34,961		7,878		14,270		22,148
Class R-5E†	—	*	—	*	—	*
Class R-5	4,599		9,136		13,735		3,660		5,500		9,160
Class R-6	23,257		44,698		67,955		9,827		14,409		24,236
Total	$67,371		$171,432		$238,803		$49,434		$99,293		$148,727

2015 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,310		$36,887		$47,197		$11,851		$20,828		$32,679
Class B	—	*	3		3		1		2		3
Class C	210		1,214		1,424		148		281		429
Class F-1	46		147		193		18		28		46
Class F-2	51		144		195		16		23		39
Class R-1	30		494		524		93		346		439
Class R-2	1,499		13,763		15,262		2,420		8,679		11,099
Class R-2E	56		159		215		—	*	—	*	—	*
Class R-3	4,056		19,860		23,916		5,247		11,902		17,149
Class R-4	4,055		14,147		18,202		4,089		7,055		11,144
Class R-5E†	—	*	1		1
Class R-5	1,926		5,455		7,381		2,028		2,950		4,978
Class R-6	9,727		26,615		36,342		5,155		7,311		12,466
Total	$31,966		$118,889		$150,855		$31,066		$59,405		$90,471

See page 42 for footnotes.

American Funds Target Date Retirement Series	41

2010 Fund

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$7,559		$16,944		$24,503		$8,525		$17,455		$25,980
Class B	—		3		3		2		6		8
Class C	126		464		590		112		240		352
Class F-1	16		34		50		6		12		18
Class F-2	34		63		97		16		28		44
Class R-1	26		138		164		36		138		174
Class R-2	837		4,055		4,892		1,139		4,435		5,574
Class R-2E	46		85		131		—	*	—	*	—	*
Class R-3	2,345		6,767		9,112		2,384		6,208		8,592
Class R-4	3,327		7,197		10,524		2,602		5,258		7,860
Class R-5E†	—	*	—	*	—	*
Class R-5	1,220		2,243		3,463		1,323		2,245		3,568
Class R-6	8,485		15,073		23,558		3,080		5,125		8,205
Total	$24,021		$53,066		$77,087		$19,225		$41,150		$60,375

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets. CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 57 to 78.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of 2060 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to

42	American Funds Target Date Retirement Series

provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2016, were as follows (dollars in thousands):

2060 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$30		$11
Class B	—	*	—	*
Class C	9		1
Class F-1	—	*	—	*
Class F-2	Not applicable		—	*
Class R-1	—	*	—	*
Class R-2	30		10
Class R-2E	—	*	—	*
Class R-3	19		6
Class R-4	6		2
Class R-5E†	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$94		$30

2055 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$216		$114
Class B	—	*	—	*
Class C	66		7
Class F-1	1		—	*
Class F-2	Not applicable		—	*
Class R-1	9		1
Class R-2	493		201
Class R-2E	3		—	*
Class R-3	324		109
Class R-4	143		57
Class R-5E†	Not applicable		1
Class R-5	Not applicable		13
Class R-6	Not applicable		2
Total class-specific expenses	$1,255		$505

See page 45 for footnotes.

American Funds Target Date Retirement Series	43

2050 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$537		$275
Class B	—	*	—	*
Class C	92		10
Class F-1	1		1
Class F-2	Not applicable		1
Class R-1	36		5
Class R-2	1,040		429
Class R-2E	8		1
Class R-3	881		297
Class R-4	356		143
Class R-5E†	Not applicable		1
Class R-5	Not applicable		35
Class R-6	Not applicable		4
Total class-specific expenses	$2,951		$1,202

2045 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$612	$317
Class B	1	—	*
Class C	110	12
Class F-1	1	—	*
Class F-2	Not applicable	1
Class R-1	41	6
Class R-2	1,392	573
Class R-2E	11	1
Class R-3	1,025	346
Class R-4	438	175
Class R-5E†	Not applicable	1
Class R-5	Not applicable	43
Class R-6	Not applicable	6
Total class-specific expenses	$3,631	$1,481

2040 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$966	$491
Class B	1	—	*
Class C	138	15
Class F-1	2	1
Class F-2	Not applicable	1
Class R-1	80	11
Class R-2	1,991	825
Class R-2E	22	3
Class R-3	1,555	528
Class R-4	704	283
Class R-5E†	Not applicable	2
Class R-5	Not applicable	67
Class R-6	Not applicable	10
Total class-specific expenses	$5,459	$2,237

2035 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,129	$558
Class B	1	—	*
Class C	202	22
Class F-1	3	1
Class F-2	Not applicable	1
Class R-1	77	11
Class R-2	2,489	1,030
Class R-2E	24	3
Class R-3	1,812	613
Class R-4	777	312
Class R-5E†	Not applicable	2
Class R-5	Not applicable	75
Class R-6	Not applicable	10
Total class-specific expenses	$6,514	$2,638

2030 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,557	$746
Class B	2	—	*
Class C	247	27
Class F-1	5	2
Class F-2	Not applicable	3
Class R-1	128	18
Class R-2	2,983	1,236
Class R-2E	28	3
Class R-3	2,649	901
Class R-4	1,134	456
Class R-5E†	Not applicable	3
Class R-5	Not applicable	91
Class R-6	Not applicable	16
Total class-specific expenses	$8,733	$3,502

2025 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,681	$834
Class B	2	—	*
Class C	295	32
Class F-1	7	3
Class F-2	Not applicable	6
Class R-1	100	14
Class R-2	3,062	1,272
Class R-2E	26	3
Class R-3	2,519	854
Class R-4	1,052	422
Class R-5E†	Not applicable	4
Class R-5	Not applicable	94
Class R-6	Not applicable	14
Total class-specific expenses	$8,744	$3,552

44	American Funds Target Date Retirement Series

2020 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,813	$851
Class B	2	—	*
Class C	277	31
Class F-1	11	5
Class F-2	Not applicable	4
Class R-1	96	13
Class R-2	2,574	1,071
Class R-2E	23	3
Class R-3	2,484	849
Class R-4	1,129	459
Class R-5E†	Not applicable	4
Class R-5	Not applicable	91
Class R-6	Not applicable	15
Total class-specific expenses	$8,409	$3,396

2015 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$1,042		$516
Class B	—	*	—	*
Class C	147		17
Class F-1	5		2
Class F-2	Not applicable		2
Class R-1	58		8
Class R-2	1,215		507
Class R-2E	19		2
Class R-3	1,177		408
Class R-4	435		177
Class R-5E†	Not applicable		2
Class R-5	Not applicable		37
Class R-6	Not applicable		6
Total class-specific expenses	$4,098		$1,684

2010 Fund

	Distribution		Transfer agent
Share class	services		services
Class A	$663		$321
Class B	—	*	—	*
Class C	79		9
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	25		3
Class R-2	477		202
Class R-2E	12		1
Class R-3	564		194
Class R-4	307		125
Class R-5E†	Not applicable		2
Class R-5	Not applicable		21
Class R-6	Not applicable		5
Total class-specific expenses	$2,129		$885

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
	Current fees		deferred amounts		compensation
2060 Fund	$ —	*	$—	*	$ —	*
2055 Fund	2		—	*	2
2050 Fund	5		—	*	5
2045 Fund	6		—	*	6
2040 Fund	9		1		10
2035 Fund	10		1		11
2030 Fund	14		1		15
2025 Fund	14		1		15
2020 Fund	14		1		15
2015 Fund	7		1		8
2010 Fund	4		—	*	4

*	Amount less than one thousand.

American Funds Target Date Retirement Series	45

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2016, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$58,757	$8,077
2055 Fund	252,187	20,167
2050 Fund	502,452	44,562
2045 Fund	630,616	71,518
2040 Fund	838,690	96,091
2035 Fund	950,430	128,362
2030 Fund	1,224,745	198,685
2025 Fund	1,212,257	313,138
2020 Fund	971,344	325,467
2015 Fund	336,543	199,811
2010 Fund	223,333	221,136

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

			Reinvestments of
	Sales[1]		dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$32,907	3,388	$220		23		$(14,253)	(1,538)	$18,874	1,873
Class B	6	1	—	[2]	—	[2]	(2)	— [2]	4	1
Class C	2,731	286	7		1		(804)	(84)	1,934	203
Class F-1	116	12	—	[2]	—	[2]	(107)	(11)	9	1
Class F-2	1,019	103	8		1		(751)	(81)	276	23
Class R-1	81	8	—	[2]	—	[2]	(1)	— [2]	80	8
Class R-2	10,035	1,053	32		3		(1,724)	(179)	8,343	877
Class R-2E	293	31	—	[2]	—	[2]	(36)	(4)	257	27
Class R-3	8,972	935	38		4		(2,359)	(245)	6,651	694
Class R-4	6,001	628	25		3		(928)	(97)	5,098	534
Class R-5E3	583	58	—		—		(1)	— [2]	582	58
Class R-5	2,053	215	8		1		(847)	(89)	1,214	127
Class R-6	6,475	682	41		4		(1,164)	(119)	5,352	567

Total net increase (decrease)	$71,272	7,400	$379		40		$(22,977)	(2,447)	$48,674	4,993

For the period March 27, 2015[4] through October 31, 2015

Class A	$8,892	895	$—		—		$(547)	(56)	$8,345	839
Class B	15	1	—		—		(3)	— [2]	12	1
Class C	962	97	—		—		(101)	(10)	861	87
Class F-1	28	3	—		—		(14)	(2)	14	1
Class F-2	186	19	—		—		(14)	(2)	172	17
Class R-1	25	3	—		—		—	—	25	3
Class R-2	5,731	575	—		—		(2,024)	(201)	3,707	374
Class R-2E	10	1	—		—		—	—	10	1
Class R-3	6,134	617	—		—		(1,724)	(176)	4,410	441
Class R-4	3,679	367	—		—		(1,159)	(117)	2,520	250
Class R-5	1,096	111	—		—		(246)	(25)	850	86
Class R-6	5,079	511	—		—		(390)	(39)	4,689	472

Total net increase (decrease)	$31,837	3,200	$—		—		$(6,222)	(628)	$25,615	2,572

46	American Funds Target Date Retirement Series

2055 Fund

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$51,866	3,476		$7,830	518		$(20,197)	(1,345)	$39,499	2,649
Class B	4	—	[2]	1	—	[2]	(26)	(2)	(21)	(2)
Class C	6,389	435		431	29		(1,143)	(77)	5,677	387
Class F-1	331	22		19	1		(90)	(6)	260	17
Class F-2	666	45		19	1		(147)	(10)	538	36
Class R-1	706	48		54	4		(742)	(49)	18	3
Class R-2	46,402	3,175		4,369	293		(22,841)	(1,555)	27,930	1,913
Class R-2E	2,133	145		16	1		(87)	(6)	2,062	140
Class R-3	50,971	3,465		4,582	305		(20,827)	(1,418)	34,726	2,352
Class R-4	51,506	3,468		4,287	284		(14,523)	(978)	41,270	2,774
Class R-5E3	7,706	505		—	—		(39)	(3)	7,667	502
Class R-5	19,265	1,286		1,830	121		(10,377)	(669)	10,718	738
Class R-6	79,926	5,323		5,479	360		(29,071)	(1,921)	56,334	3,762
Total net increase (decrease)	$317,871	21,393		$28,917	1,917		$(120,110)	(8,039)	$226,678	15,271

Year ended October 31, 2015

Class A	$89,728	5,644		$4,524	289		$(31,798)	(1,998)	$62,454	3,935
Class B	27	2		1	—	[2]	(47)	(3)	(19)	(1)
Class C	9,883	626		102	7		(895)	(57)	9,090	576
Class F-1	482	30		2	—	[2]	(111)	(7)	373	23
Class F-2	546	35		3	—	[2]	(80)	(5)	469	30
Class R-1	1,154	74		36	2		(575)	(37)	615	39
Class R-2	74,234	4,748		2,395	155		(35,833)	(2,296)	40,796	2,607
Class R-2E	56	3		—	—		(2)	— [2]	54	3
Class R-3	75,952	4,822		2,356	151		(34,522)	(2,192)	43,786	2,781
Class R-4	71,296	4,492		1,670	106		(21,591)	(1,360)	51,375	3,238
Class R-5	36,090	2,260		778	49		(11,387)	(709)	25,481	1,600
Class R-6	96,227	6,016		1,392	88		(16,397)	(1,027)	81,222	5,077
Total net increase (decrease)	$455,675	28,752		$13,259	847		$(153,238)	(9,691)	$315,696	19,908

See page 56 for footnotes.

American Funds Target Date Retirement Series	47

2050 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$77,993	6,454	$22,305	1,827		$(38,523)	(3,180)	$61,775	5,101
Class B	11	1	1	—	[2]	(37)	(3)	(25)	(2)
Class C	9,849	822	754	62		(1,009)	(85)	9,594	799
Class F-1	262	22	50	4		(112)	(10)	200	16
Class F-2	1,455	118	107	9		(289)	(25)	1,273	102
Class R-1	3,583	294	298	25		(2,101)	(173)	1,780	146
Class R-2	71,514	6,043	11,415	949		(48,221)	(4,047)	34,708	2,945
Class R-2E	6,222	529	44	4		(240)	(20)	6,026	513
Class R-3	102,517	8,625	15,362	1,268		(47,083)	(3,953)	70,796	5,940
Class R-4	100,193	8,336	12,845	1,054		(31,742)	(2,636)	81,296	6,754
Class R-5E3	22,307	1,809	—	—		(59)	(5)	22,248	1,804
Class R-5	37,018	3,035	5,974	487		(26,143)	(2,073)	16,849	1,449
Class R-6	204,538	16,848	21,258	1,737		(74,228)	(6,084)	151,568	12,501
Total net increase (decrease)	$637,462	52,936	$90,413	7,426		$(269,787)	(22,294)	$458,088	38,068

Year ended October 31, 2015

Class A	$134,942	10,419	$15,026	1,177		$(62,149)	(4,801)	$87,819	6,795
Class B	56	4	3	—	[2]	(76)	(6)	(17)	(2)
Class C	12,622	985	184	15		(883)	(69)	11,923	931
Class F-1	934	72	10	1		(32)	(2)	912	71
Class F-2	1,960	151	11	1		(746)	(59)	1,225	93
Class R-1	5,044	397	192	15		(4,527)	(356)	709	56
Class R-2	110,933	8,722	7,579	602		(77,499)	(6,109)	41,013	3,215
Class R-2E	156	11	—	—		(4)	— [2]	152	11
Class R-3	185,730	14,487	8,234	650		(88,210)	(6,893)	105,754	8,244
Class R-4	149,792	11,592	6,470	508		(55,447)	(4,305)	100,815	7,795
Class R-5	66,830	5,142	3,431	267		(23,900)	(1,843)	46,361	3,566
Class R-6	275,246	21,289	6,828	534		(46,871)	(3,615)	235,203	18,208
Total net increase (decrease)	$944,245	73,271	$47,968	3,770		$(360,344)	(28,058)	$631,869	48,983

48	American Funds Target Date Retirement Series

2045 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$99,502	8,053	$25,292	2,025		$(39,614)	(3,209)	$85,180	6,869
Class B	20	2	11	1		(129)	(11)	(98)	(8)
Class C	12,190	1,000	852	69		(1,262)	(104)	11,780	965
Class F-1	607	51	23	2		(71)	(6)	559	47
Class F-2	942	76	38	3		(178)	(14)	802	65
Class R-1	2,139	176	329	27		(1,954)	(160)	514	43
Class R-2	98,904	8,201	14,846	1,210		(61,060)	(5,028)	52,690	4,383
Class R-2E	9,216	768	41	3		(408)	(33)	8,849	738
Class R-3	129,360	10,634	17,387	1,404		(55,568)	(4,554)	91,179	7,484
Class R-4	124,350	10,118	15,378	1,233		(36,807)	(2,994)	102,921	8,357
Class R-5E3	25,767	2,044	—	—		(38)	(3)	25,729	2,041
Class R-5	47,843	3,830	7,230	575		(36,721)	(2,828)	18,352	1,577
Class R-6	235,862	18,993	26,134	2,086		(103,756)	(8,328)	158,240	12,751
Total net increase (decrease)	$786,702	63,946	$107,561	8,638		$(337,566)	(27,272)	$556,697	45,312

Year ended October 31, 2015

Class A	$167,316	12,638	$15,516	1,190		$(67,171)	(5,078)	$115,661	8,750
Class B	310	23	6	—	[2]	(150)	(11)	166	12
Class C	15,003	1,143	172	13		(1,232)	(94)	13,943	1,062
Class F-1	408	30	10	1		(75)	(6)	343	25
Class F-2	1,003	76	1	—	[2]	(372)	(28)	632	48
Class R-1	5,229	400	258	20		(4,606)	(355)	881	65
Class R-2	157,404	12,134	8,781	685		(92,968)	(7,176)	73,217	5,643
Class R-2E	155	12	—	—		(3)	(1)	152	11
Class R-3	183,988	14,036	9,777	756		(101,642)	(7,761)	92,123	7,031
Class R-4	187,307	14,207	7,110	546		(64,268)	(4,870)	130,149	9,883
Class R-5	83,199	6,251	3,916	298		(23,903)	(1,800)	63,212	4,749
Class R-6	376,157	28,402	7,139	546		(59,761)	(4,515)	323,535	24,433
Total net increase (decrease)	$1,177,479	89,352	$52,686	4,055		$(416,151)	(31,695)	$814,014	61,712

See page 56 for footnotes.

American Funds Target Date Retirement Series	49

2040 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$121,405	9,898	$41,960	3,389	$(56,543)	(4,610)	$106,822	8,677
Class B	89	7	12	1	(182)	(15)	(81)	(7)
Class C	14,858	1,224	1,175	96	(1,969)	(162)	14,064	1,158
Class F-1	559	47	63	5	(92)	(7)	530	45
Class F-2	1,538	124	116	9	(466)	(39)	1,188	94
Class R-1	3,135	263	673	55	(3,124)	(257)	684	61
Class R-2	119,077	9,918	23,233	1,907	(82,331)	(6,853)	59,979	4,972
Class R-2E	16,880	1,408	112	9	(1,356)	(115)	15,636	1,302
Class R-3	159,536	13,139	28,800	2,343	(79,388)	(6,536)	108,948	8,946
Class R-4	166,378	13,650	26,994	2,184	(63,131)	(5,205)	130,241	10,629
Class R-5E3	42,720	3,419	—	—	(208)	(17)	42,512	3,402
Class R-5	62,350	5,001	12,244	984	(60,024)	(4,632)	14,570	1,353
Class R-6	366,036	29,722	51,159	4,122	(156,024)	(12,564)	261,171	21,280
Total net increase (decrease)	$1,074,561	87,820	$186,541	15,104	$(504,838)	(41,012)	$756,264	61,912

Year ended October 31, 2015

Class A	$219,062	16,624	$27,867	2,147	$(100,844)	(7,668)	$146,085	11,103
Class B	209	15	12	1	(263)	(20)	(42)	(4)
Class C	18,517	1,419	281	22	(1,930)	(148)	16,868	1,293
Class F-1	1,021	77	23	2	(222)	(17)	822	62
Class F-2	1,556	117	21	2	(153)	(12)	1,424	107
Class R-1	8,217	634	499	39	(7,238)	(559)	1,478	114
Class R-2	193,437	14,969	14,970	1,171	(130,478)	(10,114)	77,929	6,026
Class R-2E	325	25	—	—	(30)	(2)	295	23
Class R-3	278,143	21,316	16,472	1,278	(143,547)	(11,004)	151,068	11,590
Class R-4	287,117	21,867	13,398	1,034	(94,168)	(7,187)	206,347	15,714
Class R-5	112,468	8,476	7,601	582	(37,155)	(2,807)	82,914	6,251
Class R-6	589,027	44,827	18,750	1,441	(107,614)	(8,185)	500,163	38,083
Total net increase (decrease)	$1,709,099	130,366	$99,894	7,719	$(623,642)	(47,723)	$1,185,351	90,362

50	American Funds Target Date Retirement Series

2035 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$142,908	11,785	$52,274	4,292	$(63,177)	(5,231)	$132,005	10,846
Class B	95	8	14	1	(215)	(18)	(106)	(9)
Class C	18,199	1,520	1,907	158	(2,201)	(187)	17,905	1,491
Class F-1	1,088	92	123	10	(168)	(14)	1,043	88
Class F-2	798	66	128	11	(564)	(47)	362	30
Class R-1	4,517	386	718	60	(4,020)	(333)	1,215	113
Class R-2	142,265	12,023	31,914	2,662	(91,299)	(7,666)	82,880	7,019
Class R-2E	17,354	1,458	201	16	(351)	(29)	17,204	1,445
Class R-3	199,764	16,744	36,524	3,021	(93,352)	(7,780)	142,936	11,985
Class R-4	194,343	16,159	32,398	2,664	(67,906)	(5,646)	158,835	13,177
Class R-5E3	47,085	3,826	—	—	(161)	(13)	46,924	3,813
Class R-5	79,337	6,422	14,936	1,219	(73,765)	(5,770)	20,508	1,871
Class R-6	374,666	30,840	57,607	4,718	(191,918)	(15,796)	240,355	19,762
Total net increase (decrease)	$1,222,419	101,329	$228,744	18,832	$(589,097)	(48,530)	$862,066	71,631

Year ended October 31, 2015

Class A	$265,072	20,368	$28,832	2,245	$(106,697)	(8,208)	$187,207	14,405
Class B	275	21	13	1	(305)	(23)	(17)	(1)
Class C	28,761	2,219	443	35	(2,298)	(178)	26,906	2,076
Class F-1	2,149	164	33	3	(703)	(55)	1,479	112
Class F-2	2,487	189	41	3	(841)	(65)	1,687	127
Class R-1	6,013	471	482	38	(7,236)	(564)	(741)	(55)
Class R-2	248,320	19,424	16,978	1,342	(152,885)	(11,971)	112,413	8,795
Class R-2E	299	24	—	—	(7)	(1)	292	23
Class R-3	297,264	23,031	19,122	1,500	(176,452)	(13,697)	139,934	10,834
Class R-4	318,648	24,539	14,033	1,094	(114,836)	(8,853)	217,845	16,780
Class R-5	128,433	9,827	7,668	595	(39,126)	(2,994)	96,975	7,428
Class R-6	664,496	51,072	15,666	1,218	(102,912)	(7,913)	577,250	44,377
Total net increase (decrease)	$1,962,217	151,349	$103,311	8,074	$(704,298)	(54,522)	$1,361,230	104,901

See page 56 for footnotes.

American Funds Target Date Retirement Series	51

2030 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$191,658	15,839	$68,776	5,665	$(89,062)	(7,389)	$171,372	14,115
Class B	364	31	18	1	(251)	(21)	131	11
Class C	23,962	2,003	2,281	190	(2,675)	(224)	23,568	1,969
Class F-1	4,259	352	217	18	(1,445)	(122)	3,031	248
Class F-2	4,377	362	277	23	(747)	(63)	3,907	322
Class R-1	4,856	410	1,132	94	(4,410)	(365)	1,578	139
Class R-2	153,600	12,950	37,455	3,134	(114,120)	(9,594)	76,935	6,490
Class R-2E	20,361	1,741	119	10	(1,811)	(159)	18,669	1,592
Class R-3	242,468	20,278	52,918	4,395	(127,879)	(10,705)	167,507	13,968
Class R-4	242,216	20,160	46,250	3,819	(85,025)	(7,069)	203,441	16,910
Class R-5E3	60,544	4,929	—	—	(625)	(50)	59,919	4,879
Class R-5	95,746	7,771	17,777	1,457	(89,545)	(7,025)	23,978	2,203
Class R-6	544,045	44,872	89,630	7,371	(318,433)	(26,280)	315,242	25,963
Total net increase (decrease)	$1,588,456	131,698	$316,850	26,177	$(836,028)	(69,066)	$1,069,278	88,809

Year ended October 31, 2015

Class A	$353,998	27,337	$42,642	3,337	$(155,169)	(12,007)	$241,471	18,667
Class B	249	19	13	1	(186)	(14)	76	6
Class C	34,138	2,657	466	37	(2,729)	(214)	31,875	2,480
Class F-1	2,174	168	59	5	(395)	(32)	1,838	141
Class F-2	6,037	471	50	4	(2,982)	(233)	3,105	242
Class R-1	9,045	708	902	71	(10,750)	(838)	(803)	(59)
Class R-2	266,715	20,963	24,052	1,910	(191,726)	(15,095)	99,041	7,778
Class R-2E	1,294	99	—	—	(125)	(9)	1,169	90
Class R-3	438,505	34,108	30,079	2,370	(233,434)	(18,200)	235,150	18,278
Class R-4	453,116	35,039	23,463	1,838	(173,559)	(13,435)	303,020	23,442
Class R-5	148,338	11,384	10,653	830	(45,163)	(3,469)	113,828	8,745
Class R-6	1,067,220	82,663	27,738	2,167	(176,359)	(13,642)	918,599	71,188
Total net increase (decrease)	$2,780,829	215,616	$160,117	12,570	$(992,577)	(77,188)	$1,948,369	150,998

52	American Funds Target Date Retirement Series

2025 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$227,637	19,483	$80,342	6,926	$(104,200)	(8,971)	$203,779	17,438
Class B	133	12	14	1	(217)	(18)	(70)	(5)
Class C	26,179	2,268	2,896	252	(3,427)	(298)	25,648	2,222
Class F-1	4,573	394	264	23	(577)	(49)	4,260	368
Class F-2	4,309	369	586	50	(1,489)	(126)	3,406	293
Class R-1	3,747	327	933	81	(4,706)	(400)	(26)	8
Class R-2	150,068	13,115	40,739	3,567	(115,257)	(10,087)	75,550	6,595
Class R-2E	25,423	2,223	67	5	(5,086)	(431)	20,404	1,797
Class R-3	250,673	21,761	52,344	4,548	(135,159)	(11,680)	167,858	14,629
Class R-4	254,629	21,973	44,546	3,847	(89,584)	(7,718)	209,591	18,102
Class R-5E3	72,838	6,161	—	—	(332)	(28)	72,506	6,133
Class R-5	108,275	9,065	19,356	1,660	(89,612)	(7,352)	38,019	3,373
Class R-6	500,308	42,865	84,992	7,308	(392,833)	(33,811)	192,467	16,362
Total net increase (decrease)	$1,628,792	140,016	$327,079	28,268	$(942,479)	(80,969)	$1,013,392	87,315

Year ended October 31, 2015

Class A	$412,920	33,248	$42,157	3,427	$(173,266)	(13,979)	$281,811	22,696
Class B	303	24	10	1	(239)	(20)	74	5
Class C	40,630	3,304	527	43	(2,675)	(218)	38,482	3,129
Class F-1	3,985	319	72	6	(1,126)	(91)	2,931	234
Class F-2	10,315	826	63	5	(1,481)	(119)	8,897	712
Class R-1	7,700	631	614	51	(7,494)	(617)	820	65
Class R-2	280,135	22,962	21,752	1,795	(204,844)	(16,813)	97,043	7,944
Class R-2E	314	25	—	—	(5)	— [2]	309	25
Class R-3	403,942	32,804	27,083	2,218	(249,691)	(20,327)	181,334	14,695
Class R-4	414,455	33,372	19,537	1,591	(165,659)	(13,365)	268,333	21,598
Class R-5	151,280	12,143	9,168	742	(44,392)	(3,560)	116,056	9,325
Class R-6	1,132,472	91,417	19,326	1,567	(221,314)	(17,833)	930,484	75,151
Total net increase (decrease)	$2,858,451	231,075	$140,309	11,446	$(1,072,186)	(86,942)	$1,926,574	155,579

See page 56 for footnotes.

American Funds Target Date Retirement Series	53

2020 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$186,615	16,710	$58,573	5,277	$(113,034)	(10,160)	$132,154	11,827
Class B	119	11	14	1	(153)	(14)	(20)	(2)
Class C	21,288	1,926	1,910	174	(4,279)	(389)	18,919	1,711
Class F-1	5,780	518	336	30	(1,346)	(121)	4,770	427
Class F-2	5,099	456	294	27	(852)	(78)	4,541	405
Class R-1	4,074	371	601	55	(3,915)	(351)	760	75
Class R-2	122,873	11,202	23,337	2,131	(109,934)	(10,038)	36,276	3,295
Class R-2E	20,966	1,903	93	9	(6,245)	(554)	14,814	1,358
Class R-3	222,490	20,149	36,733	3,330	(148,380)	(13,454)	110,843	10,025
Class R-4	227,073	20,522	34,958	3,152	(122,343)	(11,078)	139,688	12,596
Class R-5E3	77,037	6,789	—	—	(440)	(39)	76,597	6,750
Class R-5	104,931	9,218	13,732	1,230	(96,870)	(8,444)	21,793	2,004
Class R-6	487,782	43,609	67,926	6,103	(423,215)	(38,054)	132,493	11,658
Total net increase (decrease)	$1,486,127	133,384	$238,507	21,519	$(1,031,006)	(92,774)	$693,628	62,129

Year ended October 31, 2015

Class A	$407,067	34,807	$45,646	3,942	$(234,771)	(20,109)	$217,942	18,640
Class B	333	29	16	1	(358)	(30)	(9)	—	[2]
Class C	39,861	3,438	593	51	(5,396)	(468)	35,058	3,021
Class F-1	5,246	450	103	9	(433)	(38)	4,916	421
Class F-2	5,233	448	52	5	(1,134)	(98)	4,151	355
Class R-1	7,787	679	486	43	(6,778)	(591)	1,495	131
Class R-2	226,183	19,666	19,150	1,675	(197,744)	(17,211)	47,589	4,130
Class R-2E	930	80	—	—	(124)	(11)	806	69
Class R-3	405,303	34,904	27,009	2,346	(264,788)	(22,868)	167,524	14,382
Class R-4	476,182	40,726	22,122	1,912	(207,588)	(17,826)	290,716	24,812
Class R-5	160,070	13,623	9,157	788	(59,480)	(5,068)	109,747	9,343
Class R-6	1,163,153	99,763	24,236	2,089	(245,171)	(20,987)	942,218	80,865
Total net increase (decrease)	$2,897,348	248,613	$148,570	12,861	$(1,223,765)	(105,305)	$1,822,153	156,169

54	American Funds Target Date Retirement Series

2015 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$105,359	10,004	$46,947	4,532		$(99,723)	(9,484)	$52,583	5,052
Class B	42	4	3	1		(55)	(5)	(10)	— [2]
Class C	8,161	784	1,420	138		(4,251)	(412)	5,330	510
Class F-1	2,794	265	194	18		(744)	(70)	2,244	213
Class F-2	6,727	649	195	19		(925)	(88)	5,997	580
Class R-1	1,846	182	524	51		(3,127)	(305)	(757)	(72)
Class R-2	52,299	5,046	15,259	1,492		(63,683)	(6,122)	3,875	416
Class R-2E	13,024	1,264	214	21		(3,967)	(385)	9,271	900
Class R-3	99,040	9,523	23,915	2,322		(100,621)	(9,711)	22,334	2,134
Class R-4	93,726	8,952	18,202	1,759		(64,398)	(6,158)	47,530	4,553
Class R-5E3	27,243	2,561	—	—		(333)	(31)	26,910	2,530
Class R-5	44,475	4,113	7,380	709		(48,098)	(4,443)	3,757	379
Class R-6	217,861	20,774	36,343	3,504		(225,234)	(21,602)	28,970	2,676
Total net increase (decrease)	$672,597	64,121	$150,596	14,566		$(615,159)	(58,816)	$208,034	19,871

Year ended October 31, 2015

Class A	$233,930	21,031	$32,549	2,945		$(194,643)	(17,510)	$71,836	6,466
Class B	118	11	3	—	[2]	(99)	(9)	22	2
Class C	23,397	2,120	429	39		(4,051)	(368)	19,775	1,791
Class F-1	2,063	188	46	4		(638)	(58)	1,471	134
Class F-2	2,413	218	38	4		(671)	(61)	1,780	161
Class R-1	4,765	436	439	40		(6,612)	(602)	(1,408)	(126)
Class R-2	102,385	9,364	11,095	1,017		(124,287)	(11,364)	(10,807)	(983)
Class R-2E	185	16	—	—		— [2]	— [2]	185	16
Class R-3	186,451	16,870	17,143	1,561		(193,563)	(17,541)	10,031	890
Class R-4	207,897	18,640	11,143	1,010		(144,047)	(12,963)	74,993	6,687
Class R-5	58,064	5,198	4,979	449		(44,547)	(3,982)	18,496	1,665
Class R-6	541,419	48,788	12,465	1,127		(193,429)	(17,407)	360,455	32,508
Total net increase (decrease)	$1,363,087	122,880	$90,329	8,196		$(906,587)	(81,865)	$546,829	49,211

See page 56 for footnotes.

American Funds Target Date Retirement Series	55

2010 Fund

					Reinvestments of					Net increase
	Sales[1]				dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$32,156		3,244		$24,241	2,479		$(56,256)	(5,678)	$141	45
Class B	—	[2]	—	[2]	2	—	[2]	(150)	(15)	(148)	(15)
Class C	5,161		531		586	60		(2,368)	(241)	3,379	350
Class F-1	1,706		176		50	5		(289)	(29)	1,467	152
Class F-2	878		88		81	8		(759)	(79)	200	17
Class R-1	1,801		183		164	17		(1,020)	(101)	945	99
Class R-2	19,801		2,016		4,892	505		(27,349)	(2,800)	(2,656)	(279)
Class R-2E	10,143		1,028		131	14		(3,726)	(376)	6,548	666
Class R-3	64,926		6,635		9,103	936		(51,582)	(5,275)	22,447	2,296
Class R-4	78,202		8,000		10,525	1,078		(54,316)	(5,549)	34,411	3,529
Class R-5E3	31,218		3,106		—	—		(104)	(10)	31,114	3,096
Class R-5	31,973		3,210		3,463	353		(39,095)	(3,869)	(3,659)	(306)
Class R-6	137,063		13,794		23,557	2,406		(220,242)	(22,389)	(59,622)	(6,189)
Total net increase (decrease)	$415,028		42,011		$76,795	7,861		$(457,256)	(46,411)	$34,567	3,461

Year ended October 31, 2015

Class A	$92,510		8,881		$25,740	2,487		$(112,623)	(10,805)	$5,627	563
Class B	82		8		6	1		(126)	(12)	(38)	(3)
Class C	10,265		990		350	34		(1,827)	(178)	8,788	846
Class F-1	726		69		18	2		(804)	(75)	(60)	(4)
Class F-2	2,422		235		45	4		(1,534)	(149)	933	90
Class R-1	1,033		100		174	17		(1,012)	(98)	195	19
Class R-2	61,858		6,017		5,573	544		(75,078)	(7,304)	(7,647)	(743)
Class R-2E	136		13		—	—		(1)	— [2]	135	13
Class R-3	127,191		12,251		8,592	834		(109,954)	(10,597)	25,829	2,488
Class R-4	190,763		18,421		7,860	760		(126,690)	(12,174)	71,933	7,007
Class R-5	39,925		3,806		3,567	343		(24,159)	(2,310)	19,333	1,839
Class R-6	482,638		46,458		8,204	791		(158,925)	(15,261)	331,917	31,988
Total net increase (decrease)	$1,009,549		97,249		$60,129	5,817		$(612,733)	(58,963)	$456,945	44,103

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Commencement of operations.

56	American Funds Target Date Retirement Series

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before reimburse- ments/ waivers[4]		average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$9.97	$.09	$(.08)	$.01	$(.07)	$—	[8]	$(.07)	$9.91	.15%[9]	$27		.95%[10]		.43%[10]		.84%[10]		1.87%[10]
10/31/15[7,11]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	8		1.11	[10]	.42	[10]	.83	[10]	.80	[10]
Class B:
4/30/16[6,7]	9.97	.07	(.05)	.02	(.06)	—	[8]	(.06)	9.93	.22 [9,12]	—	[13]	.98	[10,12]	.51	[10,12]	.92	[10,12]	1.42	[10,12]
10/31/15[7,11]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9,12]	—	[13]	1.08		.31	[10,12]	.72	[10,12]	.82	[10,12]
Class C:
4/30/16[6,7]	9.93	.04	(.06)	(.02)	(.04)	—	[8]	(.04)	9.87	(.15)[9]	3		1.65	[10]	1.14	[10]	1.55	[10]	.87	[10]
10/31/15[7,11]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	1		1.83	[10]	1.11	[10]	1.52	[10]	.15	[10]
Class F-1:
4/30/16[6,7]	9.98	.12	(.10)	.02	(.06)	—	[8]	(.06)	9.94	.24 [9,12]	—	[13]	.74	[10,12]	.36	[10,12]	.77	[10,12]	2.49	[10,12]
10/31/15[7,11]	10.00	.04	(.06)	(.02)	—	—		—	9.98	(.20)[9,12]	—	[13]	1.06	[10,12]	.25	[10,12]	.66	[10,12]	.74	[10,12]
Class F-2:
4/30/16[6,7]	9.98	.11	(.07)	.04	(.08)	—	[8]	(.08)	9.94	.39 [9]	—	[13]	.66	[10]	.16	[10]	.57	[10]	2.29	[10]
10/31/15[7,11]	10.00	.07	(.09)	(.02)	—	—		—	9.98	(.20)[9]	—	[13]	.90	[10]	.17	[10]	.58	[10]	1.17	[10]
Class R-1:
4/30/16[6,7]	9.97	.04	(.05)	(.01)	(.06)	—	[8]	(.06)	9.90	(.07)[9,12]	—	[13]	1.55	[10,12]	1.05	[10,12]	1.46	[10,12]	.89	[10,12]
10/31/15[7,11]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9,12]	—	[13]	1.15	[10,12]	.46	[10,12]	.87	[10,12]	.84	[10,12]
Class R-2:
4/30/16[6,7]	9.93	.03	(.04)	(.01)	(.05)	—	[8]	(.05)	9.87	(.11)[9]	13		1.58	[10]	1.06	[10]	1.47	[10]	.70	[10]
10/31/15[7,11]	10.00	.01	(.08)	(.07)	—	—		—	9.93	(.70)[9]	4		1.69	[10]	1.06	[10]	1.47	[10]	.25	[10]
Class R-2E:
4/30/16[6,7]	9.98	.04	(.03)	.01	(.07)	—	[8]	(.07)	9.92	.14 [9]	—	[13]	1.26	[10]	.65	[10]	1.06	[10]	.80	[10]
10/31/15[7,11]	10.00	.05	(.07)	(.02)	—	—		—	9.98	(.20)[9,12]	—	[13]	1.18	[10,12]	.28	[10,12]	.69	[10,12]	.81	[10,12]
Class R-3:
4/30/16[6,7]	9.95	.05	(.04)	.01	(.06)	—	[8]	(.06)	9.90	.11 [9]	11		1.21	[10]	.70	[10]	1.11	[10]	.97	[10]
10/31/15[7,11]	10.00	.03	(.08)	(.05)	—	—		—	9.95	(.50)[9]	4		1.17	[10]	.67	[10]	1.08	[10]	.45	[10]
Class R-4:
4/30/16[6,7]	9.97	.06	(.03)	.03	(.07)	—	[8]	(.07)	9.93	.29 [9]	8		.90	[10]	.39	[10]	.80	[10]	1.32	[10]
10/31/15[7,11]	10.00	.05	(.08)	(.03)	—	—		—	9.97	(.30)[9]	3		.94	[10]	.39	[10]	.80	[10]	.91	[10]
Class R-5E:
4/30/16[6,7,14]	10.02	.01	(.03)	(.02)	(.08)	—	[8]	(.08)	9.92	(.21)[9]	1		.22	[9]	.10	[9]	.51	[9]	.07	[9]
Class R-5:
4/30/16[6,7]	9.99	.08	(.05)	.03	(.07)	—	[8]	(.07)	9.95	.38 [9]	2		.60	[10]	.10	[10]	.51	[10]	1.63	[10]
10/31/15[7,11]	10.00	.06	(.07)	(.01)	—	—		—	9.99	(.10)[9]	1		.74	[10]	.11	[10]	.5210	[10]	1.09	[10]
Class R-6:
4/30/16[6,7]	9.99	.08	(.04)	.04	(.08)	—	[8]	(.08)	9.95	.40 [9]	10		.56	[10]	.05	[10]	.46	[10]	1.64	[10]
10/31/15[7,11]	10.00	.07	(.08)	(.01)	—	—		—	9.99	(.10)[9]	5		.52	[10]	.05	[10]	.46	[10]	1.26	[10]

See page 78 for footnotes.

American Funds Target Date Retirement Series	57

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$15.86	$.11	$(.08)	$.03	$(.11)	$(.50)	$(.61)	$15.28	.23%[9]		$229		.42%[10]		.39%[10]		.80%[10]		1.49%[10]
10/31/15	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38		.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11		20		.76		.39		.79		1.57
Class B:
4/30/16[6,7]	15.81	.07	(.09)	(.02)	— [8]	(.50)	(.50)	15.29	(.07)[9,12]		—	[13]	.96	[10,12]	.93	[10,12]	1.34	[10,12]	.96	[10,12]
10/31/15	15.97	.10	.13	.23	(.02)	(.37)	(.39)	15.81	1.49	[12]	—	[13]	1.07	[12]	.97	[12]	1.38	[12]	.63	[12]
10/31/14[7,15]	15.17	.03	.77	.80	—	—	—	15.97	5.27	[9,12]	—	[13]	1.12	[10,12]	1.02	[10,12]	1.42	[10,12]	.25	[10,12]
Class C:
4/30/16[6,7]	15.67	.05	(.08)	(.03)	(.04)	(.50)	(.54)	15.10	(.16)[9]		17		1.20	[10]	1.17	[10]	1.58	[10]	.67	[10]
10/31/15	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[7,15]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[9]	2		1.22	[10]	1.12	[10]	1.52	[10]	.15	[10]
Class F-1:
4/30/16[6,7]	15.84	.12	(.09)	.03	(.12)	(.50)	(.62)	15.25	.24	[9]	1		.46	[10]	.43	[10]	.84	[10]	1.55	[10]
10/31/15	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[13]	.50		.40		.81		1.04
10/31/14[7,15]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[9,12]	—	[13]	.43	[10,12]	.33	[10,12]	.73	[10,12]	1.02	[10,12]
Class F-2:
4/30/16[6,7]	15.88	.12	(.07)	.05	(.14)	(.50)	(.64)	15.29	.36	[9]	1		.18	[10]	.16	[10]	.57	[10]	1.63	[10]
10/31/15	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[7,15]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[9]	—	[13]	.30	[10]	.20	[10]	.60	[10]	1.46	[10]
Class R-1:
4/30/16[6,7]	15.55	.05	(.08)	(.03)	—	(.50)	(.50)	15.02	(.15)[9]		2		1.23	[10]	1.20	[10]	1.61	[10]	.67	[10]
10/31/15	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[13]	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43		—	[13]	1.51		1.16		1.56		.78
Class R-2:
4/30/16[6,7]	15.58	.06	(.09)	(.03)	(.01)	(.50)	(.51)	15.04	(.13)[9]		150		1.15	[10]	1.12	[10]	1.53	[10]	.77	[10]
10/31/15	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30		27		1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43		13		1.48		1.11		1.51		.79
Class R-2E:
4/30/16[6,7]	15.83	.04	(.04)	—	(.14)	(.50)	(.64)	15.19	.06	[9]	2		.74	[10]	.73	[10]	1.14	[10]	.51	[10]
10/31/15	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[12]	—	[13]	.64	[12]	.54	[12]	.95	[12]	.71	[12]
10/31/14[7,16]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.25	[9,12]
Class R-3:
4/30/16[6,7]	15.72	.08	(.08)	—	(.06)	(.50)	(.56)	15.16	.07	[9]	152		.76	[10]	.73	[10]	1.14	[10]	1.14	[10]
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121		.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78		.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47		.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75		24		.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75		11		1.09		.74		1.14		1.13

58	American Funds Target Date Retirement Series

2055 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$15.85	$.11	$(.09)	$.02	$(.11)	$(.50)	$(.61)	$15.26	.18%[9]		$139	.44%[10]		.41%[10]		.82%[10]		1.45%[10]
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49	.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25	.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16		11	.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14		3	.77		.42		.82		1.45
Class R-5E:
4/30/16[6,7,14]	15.95	(.01)	(.04)	(.05)	(.15)	(.50)	(.65)	15.25	(.26)[9]		8	.09	[9]	.09	[9]	.50	[9]	(.05)[9]
Class R-5:
4/30/16[6,7]	15.97	.13	(.08)	.05	(.14)	(.50)	(.64)	15.38	.40	[9]	55	.15	[10]	.12	[10]	.53	[10]	1.72	[10]
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21	.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09		17	.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45		7	.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38		4	.51		.11		.51		1.93
Class R-6:
4/30/16[6,7]	15.99	.14	(.09)	.05	(.15)	(.50)	(.65)	15.39	.38	[9]	169	.10	[10]	.07	[10]	.48	[10]	1.83	[10]
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35	.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11		7	.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48		2	.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50		1	.24		.06		.46		1.26

See page 78 for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$12.91	$.09	$(.07)	$.02	$(.08)	$(.51)	$(.59)	$12.34	.19%[9]	$523		.41%[10]		.37%[10]		.78%[10]		1.53%[10]
10/31/15	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12	481		.45		.35		.76		1.28
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83	400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69	308		.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13	215		.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	169		.49		.39		.79		1.75
Class B:
4/30/16[6,7]	12.80	.06	(.07)	(.01)	—	(.51)	(.51)	12.28	(.05)[9,12]	—	[13]	.94	[10,12]	.91	[10,12]	1.32	[10,12]	1.01	[10,12]
10/31/15	13.06	.09	.10	.19	(.08)	(.37)	(.45)	12.80	1.51 [12]	—	[13]	1.08	[12]	.98	[12]	1.39	[12]	.73	[12]
10/31/14[7,15]	12.40	.03	.63	.66	—	—	—	13.06	5.32 [9,12]	—	[13]	1.07	[10,12]	.97	[10,12]	1.37	[10,12]	.33	[10,12]
Class C:
4/30/16[6,7]	12.74	.04	(.07)	(.03)	(.03)	(.51)	(.54)	12.17	(.19)[9]	24		1.17	[10]	1.14	[10]	1.55	[10]	.72	[10]
10/31/15	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29	15		1.22		1.12		1.53		.37
10/31/14[7,15]	12.40	.01	.64	.65	—	—	—	13.05	5.24 [9]	3		1.21	[10]	1.11	[10]	1.51	[10]	.14	[10]
Class F-1:
4/30/16[6,7]	12.87	.09	(.06)	.03	(.08)	(.51)	(.59)	12.31	.299	1		.44	[10]	.41	[10]	.82	[10]	1.50	[10]
10/31/15	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01	1		.48		.38		.79		1.05
10/31/14[7,15]	12.40	.09	.63	.72	—	—	—	13.12	5.81 [9,12]	—	[13]	.45	[10,12]	.35	[10,12]	.75	[10,12]	1.01	[10,12]
Class F-2:
4/30/16[6,7]	12.92	.11	(.07)	.04	(.11)	(.51)	(.62)	12.34	.389	3		.17	[10]	.14	[10]	.55	[10]	1.81	[10]
10/31/15	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36	1		.22		.12		.53		1.30
10/31/14[7,15]	12.40	.11	.62	.73	—	—	—	13.13	5.89 [9]	—	[13]	.24	[10]	.14	[10]	.54	[10]	1.26	[10]
Class R-1:
4/30/16[6,7]	12.65	.05	(.07)	(.02)	—	(.51)	(.51)	12.12	(.13)[9]	8		1.20	[10]	1.17	[10]	1.58	[10]	.79	[10]
10/31/15	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25	7		1.25		1.15		1.56		.52
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01	6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62	5		1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3		1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3		1.28		1.13		1.53		1.02
Class R-2:
4/30/16[6,7]	12.66	.05	(.07)	(.02)	—	(.51)	(.51)	12.13	(.13)[9]	303		1.12	[10]	1.09	[10]	1.50	[10]	.81	[10]
10/31/15	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39	278		1.15		1.05		1.46		.58
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09	242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79	200		1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	145		1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	117		1.19		1.09		1.49		1.05
Class R-2E:
4/30/16[6,7]	12.86	.03	(.03)	—	(.11)	(.51)	(.62)	12.24	.009	6		.71	[10]	.70	[10]	1.11	[10]	.50	[10]
10/31/15	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96	—	[13]	.79		.69		1.10		.67
10/31/14[7,16]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[9,12]	—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.26	[9,12]
Class R-3:
4/30/16[6,7]	12.78	.07	(.07)	—	(.04)	(.51)	(.55)	12.23	.079	398		.73	[10]	.70	[10]	1.11	[10]	1.19	[10]
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82	340		.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36	238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33	182		.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121		.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	89		.82		.72		1.12		1.43

60	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$12.89	$.09	$(.07)	$.02	$(.08)	$(.51)	$(.59)	$12.32	.20%[9]		$336	.42%[10]		.38%[10]		.79%[10]		1.48%[10]
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167	.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112	.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15		68	.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09		47	.50		.40		.80		1.70
Class R-5E:
4/30/16[6,7,14]	12.98	(.01)	(.03)	(.04)	(.12)	(.51)	(.63)	12.31	(.29)[9]		22	.08	[9]	.08	[9]	.49	[9]	(.05)[9]
Class R-5:
4/30/16[6,7]	13.00	.11	(.07)	.04	(.11)	(.51)	(.62)	12.42	.37	[9]	142	.12	[10]	.09	[10]	.50	[10]	1.77	[10]
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85	.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09		50	.17		.07		.47		1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50		27	.19		.09		.50		1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43		20	.19		.09		.49		2.00
Class R-6:
4/30/16[6,7]	12.97	.11	(.06)	.05	(.12)	(.51)	(.63)	12.39	.42	[9]	531	.07	[10]	.04	[10]	.45	[10]	1.85	[10]
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160	.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08		37	.13		.03		.43		1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57		14	.14		.04		.45		1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48		4	.14		.04		.44		2.04

See page 78 for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$13.19	$.10	$(.07)	$.03	$(.08)	$(.51)	$(.59)	$12.63	.27%[9]		$613		.40%[10]		.37%[10]		.78%[10]		1.54%[10]
10/31/15	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15		157		.49		.39		.79		1.74
Class B:
4/30/16[6,7]	13.06	.05	(.07)	(.02)	—	(.51)	(.51)	12.53	(.15)[9]		—	[13]	1.17	[10]	1.13	[10]	1.54	[10]	.84	[10]
10/31/15	13.31	.06	.12	.18	(.09)	(.34)	(.43)	13.06	1.33		—	[13]	1.19		1.09		1.50		.45
10/31/14[7,15]	12.64	.02	.65	.67	—	—	—	13.31	5.30	[9,12]	—	[13]	1.14	[10,12]	1.04	[10,12]	1.44	[10,12]	.23	[10,12]
Class C:
4/30/16[6,7]	13.03	.04	(.07)	(.03)	(.03)	(.51)	(.54)	12.46	(.20)[9]		29		1.17	[10]	1.14	[10]	1.55	[10]	.70	[10]
10/31/15	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[7,15]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[9]	4		1.21	[10]	1.11	[10]	1.51	[10]	.20	[10]
Class F-1:
4/30/16[6,7]	13.16	.08	(.05)	.03	(.08)	(.51)	(.59)	12.60	.27	[9]	1		.41	[10]	.38	[10]	.79	[10]	1.37	[10]
10/31/15	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[7,15]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[9,12]	—	[13]	.46	[10,12]	.36	[10,12]	.76	[10,12]	.99	[10,12]
Class F-2:
4/30/16[6,7]	13.22	.11	(.07)	.04	(.11)	(.51)	(.62)	12.64	.34	[9]	2		.15	[10]	.13	[10]	.54	[10]	1.75	[10]
10/31/15	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[7,15]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[9]	—	[13]	.28	[10]	.18	[10]	.58	[10]	1.37	[10]
Class R-1:
4/30/16[6,7]	12.94	.04	(.07)	(.03)	—	(.51)	(.51)	12.40	(.23)[9]		9		1.21	[10]	1.17	[10]	1.58	[10]	.72	[10]
10/31/15	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46		4		1.29		1.14		1.54		.99
Class R-2:
4/30/16[6,7]	12.90	.05	(.07)	(.02)	—	(.51)	(.51)	12.37	(.15)[9]		408		1.12	[10]	1.09	[10]	1.50	[10]	.82	[10]
10/31/15	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32		164		1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50		122		1.19		1.09		1.49		1.04
Class R-2E:
4/30/16[6,7]	13.15	.03	(.02)	.01	(.11)	(.51)	(.62)	12.54	.09	[9]	9		.70	[10]	.70	[10]	1.11	[10]	.49	[10]
10/31/15	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[13]	.78		.68		1.09		.65
10/31/14[7,16]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.44	[9,12]	.26	[9,12]
Class R-3:
4/30/16[6,7]	13.05	.07	(.06)	.01	(.05)	(.51)	(.56)	12.50	.05	[9]	468		.73	[10]	.70	[10]	1.11	[10]	1.21	[10]
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391		.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224		.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83		144		.81		.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76		101		.82		.72		1.12		1.41

62	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$13.17	$.09	$(.06)	$.03	$(.08)	$(.51)	$(.59)	$12.61	.28%[9]		$413	.41%[10]		.38%[10]		.79%[10]		1.49%[10]
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194	.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118	.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20		72	.48		.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05		45	.50		.40		.80		1.70
Class R-5E:
4/30/16[6,7,14]	13.26	(.01)	(.02)	(.03)	(.12)	(.51)	(.63)	12.60	(.20)[9]		26	.07	[9]	.07	[9]	.48	[9]	(.04)[9]
Class R-5:
4/30/16[6,7]	13.30	.11	(.07)	.04	(.11)	(.51)	(.62)	12.72	.36	[9]	178	.12	[10]	.09	[10]	.50	[10]	1.78	[10]
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103	.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06		59	.17		.07		.47		1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41		34	.18		.08		.49		1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49		23	.19		.09		.49		1.98
Class R-6:
4/30/16[6,7]	13.26	.12	(.07)	.05	(.12)	(.51)	(.63)	12.68	.41	[9]	634	.07	[10]	.03	[10]	.44	[10]	1.89	[10]
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172	.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08		39	.13		.03		.43		1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49		15	.14		.04		.45		1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55		6	.15		.05		.45		2.05

See page 78 for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$13.12	$.10	$(.07)	$.03	$(.10)	$(.53)	$(.63)	$12.52	.28%[9]		$929		.40%[10]		.37%[10]		.77%[10]		1.59%[10]
10/31/15	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		397		.47		.37		.78		1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15		309		.47		.37		.77		1.76
Class B:
4/30/16[6,7]	12.99	.06	(.08)	(.02)	—	(.53)	(.53)	12.44	(.10)[9]		—	[13]	1.20	[10]	1.16	[10]	1.56	[10]	.91	[10]
10/31/15	13.29	.09	.08	.17	(.09)	(.38)	(.47)	12.99	1.25		—	[13]	1.21		1.11		1.51		.65
10/31/14[7,15]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9,12]	—	[13]	1.18	[10,12]	1.08	[10,12]	1.47	[10,12]	.22	[10,12]
Class C:
4/30/16[6,7]	12.97	.05	(.07)	(.02)	(.05)	(.53)	(.58)	12.37	(.11)[9]		36		1.17	[10]	1.14	[10]	1.54	[10]	.76	[10]
10/31/15	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[7,15]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9]	6		1.21	[10]	1.11	[10]	1.50	[10]	.21	[10]
Class F-1:
4/30/16[6,7]	13.10	.09	(.07)	.02	(.10)	(.53)	(.63)	12.49	.25	[9]	2		.42	[10]	.39	[10]	.79	[10]	1.48	[10]
10/31/15	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[7,15]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[9]	1		.48	[10]	.38	[10]	.77	[10]	.98	[10]
Class F-2:
4/30/16[6,7]	13.14	.12	(.08)	.04	(.13)	(.53)	(.66)	12.52	.38	[9]	3		.17	[10]	.14	[10]	.54	[10]	1.95	[10]
10/31/15	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[7,15]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[9]	—	[13]	.24	[10]	.14	[10]	.53	[10]	1.04	[10]
Class R-1:
4/30/16[6,7]	12.85	.05	(.07)	(.02)	—	(.53)	(.53)	12.30	(.11)[9]		17		1.20	[10]	1.17	[10]	1.57	[10]	.78	[10]
10/31/15	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		11		1.25		1.15		1.56		.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40		9		1.28		1.13		1.53		.98
Class R-2:
4/30/16[6,7]	12.85	.05	(.07)	(.02)	(.01)	(.53)	(.54)	12.29	(.08)[9]		574		1.12	[10]	1.09	[10]	1.49	[10]	.88	[10]
10/31/15	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384		1.15		1.05		1.45		.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37		280		1.17		1.07		1.48		.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48		216		1.18		1.08		1.48		1.07
Class R-2E:
4/30/16[6,7]	13.08	.03	(.03)	—	(.13)	(.53)	(.66)	12.42	.03	[9]	16		.70	[10]	.70	[10]	1.10	[10]	.56	[10]
10/31/15	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[13]	.82		.72		1.12		.55
10/31/14[7,16]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.43	[9,12]	.27	[9,12]
Class R-3:
4/30/16[6,7]	13.00	.08	(.07)	.01	(.06)	(.53)	(.59)	12.42	.15	[9]	690		.73	[10]	.70	[10]	1.10	[10]	1.26	[10]
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606		.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		368		.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78		262		.80		.70		1.11		1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76		196		.81		.71		1.11		1.44

64	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$13.10	$.09		$(.06)	$.03	$(.10)	$(.53)	$(.63)	$12.50	.30%[9]		$639		.41%[10]		.38%[10]		.78%[10]		1.56%[10]
10/31/15	13.34	.17		.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531		.47		.37		.77		1.30
10/31/14	12.30	.17		1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331		.47		.37		.76		1.30
10/31/13	10.12	.18		2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232		.47		.37		.77		1.60
10/31/12	9.22	.16		.93	1.09	(.16)	(.03)	(.19)	10.12	12.17		153		.47		.37		.78		1.66
10/31/11	9.22	.17		.04	.21	(.17)	(.04)	(.21)	9.22	2.16		109		.48		.38		.78		1.75
Class R-5E:
4/30/16[6,7,14]	13.19	—	[8]	(.03)	(.03)	(.14)	(.53)	(.67)	12.49	(.18)[9]		42		.07	[9]	.07	[9]	.47	[9]	(.04	)9
Class R-5:
4/30/16[6,7]	13.22	.11		(.06)	.05	(.13)	(.53)	(.66)	12.61	.46	[9]	270		.12	[10]	.08	[10]	.48	[10]	1.84	[10]
10/31/15	13.45	.21		.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265		.17		.07		.47		1.57
10/31/14	12.40	.20		1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186		.17		.07		.46		1.55
10/31/13	10.19	.21		2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07		119		.17		.07		.47		1.86
10/31/12	9.28	.19		.94	1.13	(.19)	(.03)	(.22)	10.19	12.52		69		.18		.08		.49		1.98
10/31/11	9.28	.19		.04	.23	(.19)	(.04)	(.23)	9.28	2.38		56		.18		.08		.48		2.04
Class R-6:
4/30/16[6,7]	13.19	.12		(.07)	.05	(.14)	(.53)	(.67)	12.57	.44	[9]	1,15	[9]	.06	[10]	.03	[10]	.43	[10]	1.93	[10]
10/31/15	13.42	.20		.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936		.12		.02		.42		1.55
10/31/14	12.36	.18		1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441		.12		.02		.41		1.40
10/31/13	10.16	.20		2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09		83		.12		.02		.42		1.80
10/31/12	9.26	.18		.94	1.12	(.19)	(.03)	(.22)	10.16	12.48		31		.13		.03		.44		1.88
10/31/11	9.25	.20		.04	.24	(.19)	(.04)	(.23)	9.26	2.54		15		.13		.03		.43		2.09

See page 78 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$12.98	$.10	$(.06)	$.04	$(.09)	$(.59)	$(.68)	$12.34	.39%[9]		$1,058		.40%[10]		.37%[10]		.77%[10]		1.63%[10]
10/31/15	13.17	.18	.10	.28	(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		437		.47		.37		.77		1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25		357		.47		.37		.77		1.85
Class B:
4/30/16[6,7]	12.84	.05	(.06)	(.01)	—	(.59)	(.59)	12.24	(.01)[9]		—	[13]	1.18	[10]	1.14	[10]	1.54	[10]	.82	[10]
10/31/15	13.11	.09	.08	.17	(.11)	(.33)	(.44)	12.84	1.30		—	[13]	1.21		1.11		1.51		.70
10/31/14[7,15]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[9,12]	—	[13]	1.17	[10,12]	1.07	[10,12]	1.46	[10,12]	.28	[10,12]
Class C:
4/30/16[6,7]	12.82	.05	(.06)	(.01)	(.04)	(.59)	(.63)	12.18	(.03)[9]		50		1.16	[10]	1.13	[10]	1.53	[10]	.81	[10]
10/31/15	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[7,15]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[9]	7		1.21	[10]	1.11	[10]	1.50	[10]	.20	[10]
Class F-1:
4/30/16[6,7]	12.96	.09	(.06)	.03	(.09)	(.59)	(.68)	12.31	.34	[9]	3		.42	[10]	.39	[10]	.79	[10]	1.54	[10]
10/31/15	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.0	[8]	2		.47		.37		.77		1.22
10/31/14[7,15]	12.47	.08	.62	.70	—	—	—	13.17	5.61	[9]	1		.48	[10]	.38	[10]	.77	[10]	.88	[10]
Class F-2:
4/30/16[6,7]	12.99	.11	(.05)	.06	(.12)	(.59)	(.71)	12.34	.53	[9]	3		.18	[10]	.14	[10]	.54	[10]	1.84	[10]
10/31/15	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[7,15]	12.47	.07	.66	.73	—	—	—	13.20	5.85	[9]	1		.23	[10]	.13	[10]	.52	[10]	.77	[10]
Class R-1:
4/30/16[6,7]	12.68	.05	(.06)	(.01)	—	(.59)	(.59)	12.08	(.01)[9]		17		1.19	[10]	1.16	[10]	1.56	[10]	.80	[10]
10/31/15	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21		13		1.25		1.14		1.54		.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50		10		1.27		1.12		1.52		1.10
Class R-2:
4/30/16[6,7]	12.71	.05	(.06)	(.01)	—8	(.59)	(.59)	12.11	.02	[9]	723		1.12	[10]	1.08	[10]	1.48	[10]	.92	[10]
10/31/15	12.92	.09	.08	.17	(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29		336		1.17		1.07		1.47		1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46		260		1.18		1.08		1.48		1.16
Class R-2E:
4/30/16[6,7]	12.93	.05	(.04)	.01	(.12)	(.59)	(.71)	12.23	.15	[9]	18		.70	[10]	.69	[10]	1.09	[10]	.85	[10]
10/31/15	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[13]	.81		.71		1.11		.46
10/31/14[7,16]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.43	[9,12]	.28	[9,12]
Class R-3:
4/30/16[6,7]	12.85	.08	(.06)	.02	(.05)	(.59)	(.64)	12.23	.24	[9]	816		.73	[10]	.69	[10]	1.09	[10]	1.30	[10]
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704		.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573		.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444		.79		.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59		302		.80		.70		1.10		1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98		224		.81		.71		1.11		1.51

66	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$12.95	$.10		$(.06)	$.04	$(.09)	$(.59)	$(.68)	$12.31	.40%[9]		$710	.41%[10]		.37%[10]		.77%[10]		1.60%[10]
10/31/15	13.16	.17		.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34
10/31/14	12.14	.17		1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364	.47		.37		.76		1.31
10/31/13	10.04	.18		2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		236	.47		.37		.77		1.64
10/31/12	9.17	.17		.90	1.07	(.17)	(.03)	(.20)	10.04	11.97		144	.47		.37		.77		1.73
10/31/11	9.19	.17		.04	.21	(.17)	(.06)	(.23)	9.17	2.26		105	.48		.38		.78		1.83
Class R-5E:
4/30/16[6,7,14]	13.04	—	[8]	(.01)	(.01)	(.13)	(.59)	(.72)	12.31	(.01)[9]		47	.07	[9]	.07	[9]	.47	[9]	(.03)[9]
Class R-5:
4/30/16[6,7]	13.07	.11		(.05)	.06	(.12)	(.59)	(.71)	12.42	.57	[9]	301	.11	[10]	.08	[10]	.48	[10]	1.89	[10]
10/31/15	13.27	.21		.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61
10/31/14	12.23	.20		1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199	.17		.07		.46		1.58
10/31/13	10.11	.21		2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129	.17		.07		.47		1.91
10/31/12	9.23	.19		.91	1.10	(.19)	(.03)	(.22)	10.11	12.33		78	.17		.07		.47		2.01
10/31/11	9.25	.20		.03	.23	(.19)	(.06)	(.25)	9.23	2.60		55	.18		.08		.48		2.08
Class R-6:
4/30/16[6,7]	13.03	.12		(.06)	.06	(.13)	(.59)	(.72)	12.37	.54	[9]	1,142	.06	[10]	.03	[10]	.43	[10]	2.00	[10]
10/31/15	13.23	.20		.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54
10/31/14	12.19	.20		1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372	.12		.02		.41		1.53
10/31/13	10.08	.21		2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		80	.12		.02		.42		1.89
10/31/12	9.20	.18		.93	1.11	(.20)	(.03)	(.23)	10.08	12.41		35	.13		.03		.43		1.88
10/31/11	9.22	.21		.03	.24	(.20)	(.06)	(.26)	9.20	2.54		13	.13		.03		.43		2.17

See page 78 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/16[6,7]	$12.92	$.10	$(.03)	$.07	$(.10)	$(.56)	$(.66)	$12.33	.67%[9]		$1,413		.41%[10]		.37%[10]		.76%[10]		1.65%[10]
10/31/15	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598		.47		.37		.77		1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44		493		.48		.38		.78		1.88
Class B:
4/30/16[6,7]	12.77	.04	(.01)	.03	(.01)	(.56)	(.57)	12.23	.31	[9]	—	[13]	1.17	[10]	1.14	[10]	1.53	[10]	.65	[10]
10/31/15	13.09	.09	.08	.17	(.11)	(.38)	(.49)	12.77	1.30		—	[13]	1.20		1.10		1.49		.71
10/31/14[7,15]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9,12]	—	[13]	1.17	[10,12]	1.07	[10,12]	1.45	[10,12]	.31	[10,12]
Class C:
4/30/16[6,7]	12.76	.05	(.03)	.02	(.05)	(.56)	(.61)	12.17	.27	[9]	63		1.16	[10]	1.13	[10]	1.52	[10]	.84	[10]
10/31/15	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[7,15]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9]	9		1.21	[10]	1.11	[10]	1.49	[10]	.29	[10]
Class F-1:
4/30/16[6,7]	12.88	.09	(.01)	.08	(.12)	(.56)	(.68)	12.28	.70	[9]	5		.40	[10]	.38	[10]	.77	[10]	1.49	[10]
10/31/15	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[7,15]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[9]	1		.47	[10]	.37	[10]	.75	[10]	1.09	[10]
Class F-2:
4/30/16[6,7]	12.93	.11	(.02)	.09	(.13)	(.56)	(.69)	12.33	.83	[9]	7		.15	[10]	.13	[10]	.52	[10]	1.87	[10]
10/31/15	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[7,15]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[9]	1		.23	[10]	.13	[10]	.51	[10]	1.17	[10]
Class R-1:
4/30/16[6,7]	12.70	.05	(.02)	.03	—	(.56)	(.56)	12.17	.32	[9]	28		1.19	[10]	1.16	[10]	1.55	[10]	.83	[10]
10/31/15	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19		1.24		1.14		1.54		1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77		17		1.26		1.11		1.51		1.14
Class R-2:
4/30/16[6,7]	12.65	.06	(.02)	.04	(.02)	(.56)	(.58)	12.11	.37	[9]	853		1.11	[10]	1.08	[10]	1.47	[10]	.94	[10]
10/31/15	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		620		1.15		1.05		1.44		1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28		461		1.17		1.07		1.47		1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79		371		1.17		1.07		1.47		1.19
Class R-2E:
4/30/16[6,7]	12.86	.04	.01	.05	(.11)	(.56)	(.67)	12.24	.51	[9]	21		.70	[10]	.69	[10]	1.08	[10]	.72	[10]
10/31/15	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/14[7,16]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.42	[9,12]	.29	[9,12]
Class R-3:
4/30/16[6,7]	12.79	.08	(.02)	.06	(.07)	(.56)	(.63)	12.22	.53	[9]	1,162		.72	[10]	.69	[10]	1.08	[10]	1.33	[10]
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037		.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819		.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643		.79		.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68		450		.79		.69		1.09		1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07		347		.80		.70		1.10		1.55

68	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
4/30/16[6,7]	$12.90	$.10		$(.03)	$.07	$(.10)	$(.56)	$(.66)	$12.31	.68%[9]		$1,021	.40%[10]		.37%[10]		.76%[10]		1.62%[10]
10/31/15	13.15	.18		.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40
10/31/14	12.15	.18		1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560	.47		.37		.75		1.40
10/31/13	10.11	.18		2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		417	.46		.36		.75		1.67
10/31/12	9.24	.17		.92	1.09	(.17)	(.05)	(.22)	10.11	12.10		276	.47		.37		.77		1.75
10/31/11	9.21	.18		.04	.22	(.18)	(.01)	(.19)	9.24	2.34		196	.48		.38		.78		1.86
Class R-5E:
4/30/16[6,7,14]	12.96	—	[8]	.04	.04	(.14)	(.56)	(.70)	12.30	.42	[9]	60	.06	[9]	.06	[9]	.45	[9]	—	[9,17]
Class R-5:
4/30/16[6,7]	13.01	.12		(.02)	.10	(.14)	(.56)	(.70)	12.41	.85	[9]	369	.11	[10]	.08	[10]	.47	[10]	1.90	[10]
10/31/15	13.25	.22		.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67
10/31/14	12.24	.21		1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249	.16		.06		.44		1.63
10/31/13	10.18	.22		2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171	.16		.06		.45		1.96
10/31/12	9.30	.21		.92	1.13	(.20)	(.05)	(.25)	10.18	12.44		109	.17		.07		.47		2.16
10/31/11	9.26	.21		.04	.25	(.20)	(.01)	(.21)	9.30	2.69		100	.17		.07		.47		2.18
Class R-6:
4/30/16[6,7]	12.97	.12		(.02)	.10	(.14)	(.56)	(.70)	12.37	.90	[9]	1,777	.06	[10]	.02	[10]	.41	[10]	2.03	[10]
10/31/15	13.21	.21		.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59
10/31/14	12.20	.20		1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615	.12		.02		.40		1.53
10/31/13	10.15	.21		2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151	.12		.02		.41		1.91
10/31/12	9.28	.19		.93	1.12	(.20)	(.05)	(.25)	10.15	12.41		68	.13		.03		.43		1.97
10/31/11	9.23	.21		.05	.26	(.20)	(.01)	(.21)	9.28	2.85		29	.12		.02		.42		2.18

See page 78 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$12.40	$.10	$.05	$.15	$(.11)	$(.57)	$(.68)	$11.87	1.27%[9]		$1,588		.40%[10]		.37%[10]		.74%[10]		1.67%[10]
10/31/15	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658		.47		.37		.76		1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79		552		.47		.37		.76		1.94
Class B:
4/30/16[6,7]	12.26	.05	.06	.11	—	(.57)	(.57)	11.80	.96	[9]	—	[13]	1.18	[10]	1.15	[10]	1.52	[10]	.94	[10]
10/31/15	12.57	.09	.02	.11	(.12)	(.30)	(.42)	12.26	.85		—	[13]	1.20		1.10		1.48		.73
10/31/14[7,15]	11.99	.04	.54	.58	—	—	—	12.57	4.84	[9,12]	—	[13]	1.17	[10,12]	1.07	[10,12]	1.44	[10,12]	.45	[10,12]
Class C:
4/30/16[6,7]	12.24	.05	.06	.11	(.06)	(.57)	(.63)	11.72	.98	[9]	74		1.16	[10]	1.13	[10]	1.50	[10]	.88	[10]
10/31/15	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[7,15]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[9]	12		1.21	[10]	1.11	[10]	1.48	[10]	.36	[10]
Class F-1:
4/30/16[6,7]	12.36	.09	.06	.15	(.11)	(.57)	(.68)	11.83	1.35	[9]	8		.41	[10]	.38	[10]	.75	[10]	1.63	[10]
10/31/15	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[7,15]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[9]	1		.47	[10]	.37	[10]	.74	[10]	1.01	[10]
Class F-2:
4/30/16[6,7]	12.41	.11	.06	.17	(.14)	(.57)	(.71)	11.87	1.45	[9]	12		.16	[10]	.13	[10]	.50	[10]	1.92	[10]
10/31/15	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[7,15]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[9]	—	[13]	.23	[10]	.13	[10]	.50	[10]	1.48	[10]
Class R-1:
4/30/16[6,7]	12.17	.05	.05	.10	—	(.57)	(.57)	11.70	.88	[9]	21		1.20	[10]	1.16	[10]	1.53	[10]	.84	[10]
10/31/15	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75		14		1.25		1.14		1.53		1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09		11		1.27		1.12		1.51		1.20
Class R-2:
4/30/16[6,7]	12.15	.05	.05	.10	(.02)	(.57)	(.59)	11.66	.93	[9]	869		1.12	[10]	1.08	[10]	1.45	[10]	.96	[10]
10/31/15	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85		463		1.17		1.07		1.46		1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00		372		1.17		1.07		1.46		1.25
Class R-2E:
4/30/16[6,7]	12.35	.05	.08	.13	(.12)	(.57)	(.69)	11.79	1.17	[9]	22		.69	[10]	.69	[10]	1.06	[10]	.83	[10]
10/31/15	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[13]	.83		.73		1.11		.98
10/31/14[7,16]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.41	[9,12]	.30	[9,12]
Class R-3:
4/30/16[6,7]	12.28	.08	.05	.13	(.07)	(.57)	(.64)	11.77	1.14	[9]	1,111		.72	[10]	.69	[10]	1.06	[10]	1.35	[10]
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979		.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		662		.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16		465		.80		.70		1.09		1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52		347		.80		.70		1.09		1.61

70	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
4/30/16[6,7]	$12.38	$.10	$.05	$.15	$(.11)	$(.57)	$(.68)	$11.85	1.29%[9]		$956	.40%[10]		.37%[10]		.74%[10]		1.65%[10]
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775	.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517	.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		369	.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66		246	.47		.37		.76		1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79		179	.48		.38		.77		1.92

Class R-5E:
4/30/16[6,7,14]	12.41	.01	.13	.14	(.14)	(.57)	(.71)	11.84	1.25	[9]	74	.06	[9]	.06	[9]	.43	[9]	.05	[9]

Class R-5:
4/30/16[6,7]	12.49	.11	.06	.17	(.14)	(.57)	(.71)	11.95	1.46	[9]	379	.11	[10]	.08	[10]	.45	[10]	1.93	[10]
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95		354	.16		.06		.44		1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16		243	.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		157	.16		.06		.44		1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91		97	.17		.07		.46		2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14		66	.17		.07		.46		2.20

Class R-6:
4/30/16[6,7]	12.46	.12	.05	.17	(.14)	(.57)	(.71)	11.92	1.51	[9]	1,517	.06	[10]	.02	[10]	.39	[10]	2.09	[10]
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92		1,382	.12		.02		.40		1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454	.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		119	.12		.02		.40		1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98		51	.13		.03		.42		1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19		21	.13		.03		.42		2.25

See page 78 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$11.68	$.10	$.08		$.18	$(.13)	$(.33)	$(.46)	$11.40	1.60%[9]		$1,585		.41%[10]		.38%[10]		.73%[10]		1.78%[10]
10/31/15	11.90	.19	—	[8]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/14	11.18	.18	.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		805		.47		.37		.74		1.96
10/31/11	9.14	.21	.11		.32	(.21)	(.10)	(.31)	9.15	3.50		679		.48		.38		.75		2.24

Class B:
4/30/16[6,7]	11.57	.06	.08		.14	(.03)	(.33)	(.36)	11.35	1.26	[9]	1		1.18	[10]	1.15	[10]	1.50	[10]	1.02	[10]
10/31/15	11.84	.10	—	[8]	.10	(.10)	(.27)	(.37)	11.57	.83		1		1.22		1.12		1.47		.85
10/31/14[7,15]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[9]	—	[13]	1.20	[10]	1.10	[10]	1.45	[10]	.64	[10]

Class C:
4/30/16[6,7]	11.54	.06	.08		.14	(.08)	(.33)	(.41)	11.27	1.29	[9]	66		1.16	[10]	1.13	[10]	1.48	[10]	1.01	[10]
10/31/15	11.84	.09	.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[7,15]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[9]	14		1.21	[10]	1.11	[10]	1.46	[10]	.58	[10]

Class F-1:
4/30/16[6,7]	11.65	.10	.08		.18	(.14)	(.33)	(.47)	11.36	1.61	[9]	11		.41	[10]	.38	[10]	.73	[10]	1.84	[10]
10/31/15	11.90	.18	.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[7,15]	11.29	.12	.49		.61	—	—	—	11.90	5.40	[9]	2		.47	[10]	.37	[10]	.72	[10]	1.45	[10]

Class F-2:
4/30/16[6,7]	11.69	.11	.09		.20	(.16)	(.33)	(.49)	11.40	1.82	[9]	10		.15	[10]	.12	[10]	.47	[10]	2.05	[10]
10/31/15	11.92	.21	.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[7,15]	11.29	.13	.50		.63	—	—	—	11.92	5.58	[9]	1		.23	[10]	.13	[10]	.48	[10]	1.62	[10]

Class R-1:
4/30/16[6,7]	11.48	.05	.09		.14	(.04)	(.33)	(.37)	11.25	1.25	[9]	20		1.19	[10]	1.16	[10]	1.51	[10]	.98	[10]
10/31/15	11.70	.09	.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09	.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72		.83	(.14)	(.05)	(.19)	9.64	9.49		16		1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10		.24	(.15)	(.10)	(.25)	9.00	2.67		15		1.27		1.12		1.49		1.49

Class R-2:
4/30/16[6,7]	11.46	.06	.08		.14	(.05)	(.33)	(.38)	11.22	1.29	[9]	721		1.12	[10]	1.08	[10]	1.43	[10]	1.08	[10]
10/31/15	11.69	.11	—	[8]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/14	10.99	.10	.80		.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59		572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72		.84	(.15)	(.05)	(.20)	9.65	9.52		448		1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11		.25	(.16)	(.10)	(.26)	9.01	2.70		374		1.17		1.07		1.44		1.55

Class R-2E:
4/30/16[6,7]	11.63	.05	.11		.16	(.15)	(.33)	(.48)	11.31	1.42	[9]	16		.70	[10]	.69	[10]	1.04	[10]	1.00	[10]
10/31/15	11.90	.11	.06		.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/14[7,16]	11.93	.04	(.07)		(.03)	—	—	—	11.90	(.25)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.39	[9,12]	.33	[9,12]

Class R-3:
4/30/16[6,7]	11.58	.08	.09		.17	(.10)	(.33)	(.43)	11.32	1.50	[9]	1,073		.73	[10]	.69	[10]	1.04	[10]	1.47	[10]
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34		982		.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60		831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97		692		.79		.69		1.05		1.47
10/31/12	9.08	.15	.74		.89	(.18)	(.05)	(.23)	9.74	10.08		530		.79		.69		1.06		1.63
10/31/11	9.09	.18	.09		.27	(.18)	(.10)	(.28)	9.08	3.11		412		.80		.70		1.07		1.92

72	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
4/30/16[6,7]	$11.67	$.10	$.08		$.18	$(.13)	$(.33)	$(.46)	$11.39	1.64%[9]		$988	.41%[10]		.37%[10]		.72%[10]		1.76%[10]
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66		865	.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96		587	.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30		449	.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		324	.47		.37		.74		1.94
10/31/11	9.14	.21	.11		.32	(.21)	(.10)	(.31)	9.15	3.51		247	.47		.37		.74		2.23

Class R-5E:
4/30/16[6,7,14]	11.67	.02	.18		.20	(.17)	(.33)	(.50)	11.37	1.77	[9]	77	.07	[9]	.07	[9]	.42	[9]	.14	[9]

Class R-5:
4/30/16[6,7]	11.76	.11	.09		.20	(.16)	(.33)	(.49)	11.47	1.80	[9]	358	.11	[10]	.08	[10]	.43	[10]	2.05	[10]
10/31/15	11.99	.22	—	[8]	.22	(.18)	(.27)	(.45)	11.76	1.83		343	.17		.07		.42		1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36		238	.16		.06		.41		1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73		158	.16		.06		.42		2.08
10/31/12	9.20	.22	.73		.95	(.23)	(.05)	(.28)	9.87	10.73		116	.17		.07		.44		2.28
10/31/11	9.19	.23	.12		.35	(.24)	(.10)	(.34)	9.20	3.76		95	.17		.07		.44		2.52

Class R-6:
4/30/16[6,7]	11.74	.12	.08		.20	(.17)	(.33)	(.50)	11.44	1.77	[9]	1,617	.06	[10]	.02	[10]	.37	[10]	2.19	[10]
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96		1,522	.12		.02		.37		1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33		584	.12		.02		.37		1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81		143	.12		.02		.38		2.05
10/31/12	9.18	.21	.75		.96	(.24)	(.05)	(.29)	9.85	10.80		66	.12		.02		.39		2.18
10/31/11	9.17	.24	.11		.35	(.24)	(.10)	(.34)	9.18	3.81		32	.12		.02		.39		2.56

See page 78 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$11.07	$.11	$.11	$.22	$(.13)	$(.45)	$(.58)	$10.71	2.11%[9]		$936		.41%[10]		.38%[10]		.71%[10]		2.11%[10]
10/31/15	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		9	[12]	.47		.37		.71		2.00
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54		622		.49		.39		.73		2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74		556		.48		.38		.73		2.34

Class B:
4/30/16[6,7]	10.97	.08	.10	.18	(.06)	(.45)	(.51)	10.64	1.73	[9,12]	—	[13]	1.06	[10,12]	1.03	[10,12]	1.36	[10,12]	1.47	[10,12]
10/31/15	11.36	.15	(.12)	.03	(.15)	(.27)	(.42)	10.97	.28	[12]	—	[13]	1.10	[12]	1.00	[12]	1.34	[12]	1.35	[12]
10/31/14[7,15]	10.83	.09	.44	.53	—	—	—	11.36	4.89	[9,12]	—	[13]	1.04	[10,12]	.94	[10,12]	1.27	[10,12]	1.18	[10,12]

Class C:
4/30/16[6,7]	10.95	.07	.10	.17	(.08)	(.45)	(.53)	10.59	1.67	[9]	33		1.17	[10]	1.14	[10]	1.47	[10]	1.36	[10]
10/31/15	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[7,15]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[9]	9		1.21	[10]	1.11	[10]	1.44	[10]	.83	[10]

Class F-1:
4/30/16[6,7]	11.05	.11	.10	.21	(.14)	(.45)	(.59)	10.67	2.09	[9]	5		.41	[10]	.38	[10]	.71	[10]	2.10	[10]
10/31/15	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[7,15]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.55	[10]

Class F-2:
4/30/16[6,7]	11.09	.12	.11	.23	(.16)	(.45)	(.61)	10.71	2.24	[9]	9		.13	[10]	.11	[10]	.44	[10]	2.33	[10]
10/31/15	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[7,15]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.72	[10]

Class R-1:
4/30/16[6,7]	10.85	.07	.10	.17	(.03)	(.45)	(.48)	10.54	1.67	[9]	11		1.20	[10]	1.17	[10]	1.50	[10]	1.31	[10]
10/31/15	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67		12		1.25		1.14		1.48		1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03		12		1.27		1.12		1.47		1.61

Class R-2:
4/30/16[6,7]	10.87	.07	.11	.18	(.05)	(.45)	(.50)	10.55	1.78	[9]	330		1.12	[10]	1.08	[10]	1.41	[10]	1.41	[10]
10/31/15	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82		348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84		309		1.17		1.07		1.41		1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94		280		1.17		1.07		1.42		1.65

Class R-2E:
4/30/16[6,7]	11.04	.09	.10	.19	(.16)	(.45)	(.61)	10.62	1.86	[9]	10		.72	[10]	.71	[10]	1.04	[10]	1.75	[10]
10/31/15	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[13]	.81		.71		1.05		1.61
10/31/14[7,16]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.37	[9,12]	.37	[9,12]

Class R-3:
4/30/16[6,7]	10.98	.09	.10	.19	(.09)	(.45)	(.54)	10.63	1.89	[9]	488		.73	[10]	.70	[10]	1.03	[10]	1.80	[10]
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481		.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21		438		.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15		376		.80		.70		1.04		1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48		323		.80		.70		1.05		2.03

74	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
4/30/16[6,7]	$11.06	$.11	$.11	$.22	$(.13)	$(.45)	$(.58)	$10.70	2.14%[9]		$375	.41%[10]		.38%[10]		.71%[10]		2.11%[10]
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338	.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272	.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59		217	.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56		182	.47		.37		.71		2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76		156	.48		.38		.73		2.35

Class R-5E:
4/30/16[6,7,14]	11.04	.03	.22	.25	(.16)	(.45)	(.61)	10.68	2.47	[9]	27	.07	[9]	.07	[9]	.40	[9]	.25	[9]

Class R-5:
4/30/16[6,7]	11.15	.13	.10	.23	(.16)	(.45)	(.61)	10.77	2.23	[9]	141	.11	[10]	.08	[10]	.41	[10]	2.38	[10]
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17		141	.17		.07		.41		2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76		126	.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94		97	.17		.07		.40		2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82		74	.17		.07		.41		2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11		48	.17		.07		.42		2.60

Class R-6:
4/30/16[6,7]	11.12	.13	.10	.23	(.16)	(.45)	(.61)	10.74	2.29	[9]	634	.06	[10]	.03	[10]	.36	[10]	2.52	[10]
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22		627	.12		.02		.36		2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83		273	.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92		73	.12		.02		.35		2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01		34	.13		.03		.37		2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07		16	.13		.03		.38		2.69

See page 78 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/16[6,7]	$10.36	$.11	$.10	$.21	$(.14)	$(.31)	$(.45)	$10.12	2.16%[9]		$563		.43%[10]		.39%[10]		.72%[10]		2.19%[10]
10/31/15	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511		.49		.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17		443		.49		.39		.74		2.93

Class B:
4/30/16[6,7]	10.27	.06	.12	.18	—	(.31)	(.31)	10.14	1.85	[9,12]	—	[13]	1.14	[10,12]	1.08	[10,12]	1.41	[10,12]	1.16	[10,12]
10/31/15	10.71	.15	(.15)	—	(.12)	(.32)	(.44)	10.27	(.03)[12]		—	[13]	1.17	[12]	1.07	[12]	1.40	[12]	1.47	[12]
10/31/14[7,15]	10.22	.07	.42	.49	—	—	—	10.71	4.79	[9,12]	—	[13]	1.17	[10,12]	1.07	[10,12]	1.40	[10,12]	.93	[10,12]

Class C:
4/30/16[6,7]	10.23	.07	.10	.17	(.08)	(.31)	(.39)	10.01	1.839		18		1.18	[10]	1.15	[10]	1.48	[10]	1.40	[10]
10/31/15	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[7,15]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[9]	6		1.21	[10]	1.11	[10]	1.44	[10]	1.04	[10]

Class F-1:
4/30/16[6,7]	10.35	.10	.11	.21	(.15)	(.31)	(.46)	10.10	2.17	[9]	2		.41	[10]	.39	[10]	.72	[10]	2.08	[10]
10/31/15	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[7,15]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[9]	1		.47	[10]	.37	[10]	.70	[10]	1.56	[10]

Class F-2:
4/30/16[6,7]	10.37	.12	.10	.22	(.17)	(.31)	(.48)	10.11	2.26	[9]	2		.19	[10]	.15	[10]	.48	[10]	2.49	[10]
10/31/15	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[7,15]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[9]	1		.23	[10]	.13	[10]	.46	[10]	1.93	[10]

Class R-1:
4/30/16[6,7]	10.25	.07	.10	.17	(.06)	(.31)	(.37)	10.05	1.76	[9]	5		1.20	[10]	1.17	[10]	1.50	[10]	1.38	[10]
10/31/15	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48		4		1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40		3		1.27		1.12		1.47		2.19

Class R-2:
4/30/16[6,7]	10.19	.07	.10	.17	(.06)	(.31)	(.37)	9.99	1.83	[9]	130		1.13	[10]	1.09	[10]	1.42	[10]	1.49	[10]
10/31/15	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45		135		1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54		132		1.18		1.08		1.43		2.23

Class R-2E:
4/30/16[6,7]	10.33	.08	.11	.19	(.17)	(.31)	(.48)	10.04	1.99	[9]	7		.73	[10]	.72	[10]	1.05	[10]	1.66	[10]
10/31/15	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58		—	[13]	.78		.68		1.01		1.81
10/31/14[7,16]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[9,12]		—	[13]	.06	[9,12]	.04	[9,12]	.37	[9,12]	.42	[9,12]

Class R-3:
4/30/16[6,7]	10.29	.09	.10	.19	(.11)	(.31)	(.42)	10.06	1.96	[9]	241		.74	[10]	.71	[10]	1.04	[10]	1.87	[10]
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38		223		.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44		205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197		.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90		178		.80		.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98		167		.81		.71		1.06		2.62

76	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-4:
4/30/16[6,7]	$10.35	$.11	$.09	$.20	$(.14)	$(.31)	$(.45)	$10.10	2.12%[9]		$265	.42%[10]		.39%[10]		.72%[10]		2.17%[10]
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63		236	.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84		170	.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		138	.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34		114	.47		.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21		104	.48		.38		.73		2.94

Class R-5E:
4/30/16[6,7,14]	10.32	.02	.23	.25	(.17)	(.31)	(.48)	10.09	2.63	[9]	31	.08	[9]	.08	[9]	.41	[9]	.25	[9]

Class R-5:
4/30/16[6,7]	10.43	.12	.10	.22	(.17)	(.31)	(.48)	10.17	2.26	[9]	83	.12	[10]	.09	[10]	.42	[10]	2.44	[10]
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01		88	.18		.08		.41		2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11		71	.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15		43	.17		.07		.39		2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60		46	.17		.07		.40		2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58		38	.18		.08		.43		3.28

Class R-6:
4/30/16[6,7]	10.40	.13	.10	.23	(.17)	(.31)	(.48)	10.15	2.43	[9]	415	.07	[10]	.03	[10]	.36	[10]	2.66	[10]
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95		490	.13		.03		.36		2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18		163	.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21		41	.12		.02		.34		2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68		19	.13		.03		.36		2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63		15	.13		.03		.38		3.28

See page 78 for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

	Six months ended	Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2016[6,7,9]	2015	2014	2013	2012	2011
2060 Fund	15%	20%[7,9,11]
2055 Fund	3	6	2%	6%	10%	23%
2050 Fund	2	6	1	2	3	2
2045 Fund	3	5	1	2	3	1
2040 Fund	2	5	1	2	2	1
2035 Fund	3	5	1	2	3	1
2030 Fund	3	6	2	2	4	2
2025 Fund	5	9	3	2	3	3
2020 Fund	5	8	4	3	4	7
2015 Fund	7	15	6	7	8	7
2010 Fund	13	19	17	18	10	19

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 79 to 90 for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Amount less than $.01.
[9]	Not annualized.
[10]	Annualized.
[11]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $1 million.
[14]	Class R-5E shares were offered beginning November 20, 2015.
[15]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[16]	Class R-2E shares were offered beginning August 29, 2014.
[17]	Amount less than .01%.

See Notes to Financial Statements

78	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	79

2060 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,001.54	$2.14	.43%	$4.18	.84%
Class A – assumed 5% return	1,000.00	1,022.73	2.16	.43	4.22	.84
Class B – actual return	1,000.00	1,002.16	2.54	.51	4.58	.92
Class B – assumed 5% return	1,000.00	1,022.33	2.56	.51	4.62	.92
Class C – actual return	1,000.00	998.47	5.66	1.14	7.70	1.55
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.77	1.55
Class F-1 – actual return	1,000.00	1,002.41	1.79	.36	3.83	.77
Class F-1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.87	.77
Class F-2 – actual return	1,000.00	1,003.94	.80	.16	2.84	.57
Class F-2 – assumed 5% return	1,000.00	1,024.07	.81	.16	2.87	.57
Class R-1 – actual return	1,000.00	999.28	5.22	1.05	7.26	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.32	1.46
Class R-2 – actual return	1,000.00	998.92	5.27	1.06	7.31	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.59	5.32	1.06	7.37	1.47
Class R-2E – actual return	1,000.00	1,001.35	3.23	.65	5.27	1.06
Class R-2E – assumed 5% return	1,000.00	1,021.63	3.27	.65	5.32	1.06
Class R-3 – actual return	1,000.00	1,001.06	3.48	.70	5.52	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 – actual return	1,000.00	1,002.93	1.94	.39	3.98	.80
Class R-4 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.02	.80
Class R-5E – actual return[5]	1,000.00	997.92	.97	.22	2.79	.63
Class R-5E – assumed 5% return[5]	1,000.00	1,023.77	1.11	.22	3.17	.63
Class R-5 – actual return	1,000.00	1,003.85	.50	.10	2.54	.51
Class R-5 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.56	.51
Class R-6 – actual return	1,000.00	1,004.01	.25	.05	2.29	.46
Class R-6 – assumed 5% return	1,000.00	1,024.61	.25	.05	2.31	.46

80	American Funds Target Date Retirement Series

2055 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,002.34	$1.94	.39%	$3.98	.80%
Class A – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.02	.80
Class B – actual return	1,000.00	999.31	4.62	.93	6.66	1.34
Class B – assumed 5% return	1,000.00	1,020.24	4.67	.93	6.72	1.34
Class C – actual return	1,000.00	998.40	5.81	1.17	7.85	1.58
Class C – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.92	1.58
Class F-1 – actual return	1,000.00	1,002.37	2.14	.43	4.18	.84
Class F-1 – assumed 5% return	1,000.00	1,022.73	2.16	.43	4.22	.84
Class F-2 – actual return	1,000.00	1,003.64	.80	.16	2.84	.57
Class F-2 – assumed 5% return	1,000.00	1,024.07	.81	.16	2.87	.57
Class R-1 – actual return	1,000.00	998.53	5.96	1.20	8.00	1.61
Class R-1 – assumed 5% return	1,000.00	1,018.90	6.02	1.20	8.07	1.61
Class R-2 – actual return	1,000.00	998.70	5.57	1.12	7.60	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.67	1.53
Class R-2E – actual return	1,000.00	1,000.60	3.63	.73	5.67	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.23	3.67	.73	5.72	1.14
Class R-3 – actual return	1,000.00	1,000.70	3.63	.73	5.67	1.14
Class R-3 – assumed 5% return	1,000.00	1,021.23	3.67	.73	5.72	1.14
Class R-4 – actual return	1,000.00	1,001.82	2.04	.41	4.08	.82
Class R-4 – assumed 5% return	1,000.00	1,022.82	2.06	.41	4.12	.82
Class R-5E – actual return[5]	1,000.00	997.41	.93	.21	2.74	.62
Class R-5E – assumed 5% return[5]	1,000.00	1,023.82	1.06	.21	3.12	.62
Class R-5 – actual return	1,000.00	1,004.01	.60	.12	2.64	.53
Class R-5 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.66	.53
Class R-6 – actual return	1,000.00	1,003.78	.35	.07	2.39	.48
Class R-6 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.41	.48

See page 90 for footnotes.

American Funds Target Date Retirement Series	81

2050 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,001.90	$1.84	.37%	$3.88	.78%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.92	.78
Class B – actual return	1,000.00	999.51	4.52	.91	6.56	1.32
Class B – assumed 5% return	1,000.00	1,020.34	4.57	.91	6.62	1.32
Class C – actual return	1,000.00	998.11	5.66	1.14	7.70	1.55
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.77	1.55
Class F-1 – actual return	1,000.00	1,002.87	2.04	.41	4.08	.82
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	4.12	.82
Class F-2 – actual return	1,000.00	1,003.77	.70	.14	2.74	.55
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.77	.55
Class R-1 – actual return	1,000.00	998.68	5.81	1.17	7.85	1.58
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.92	1.58
Class R-2 – actual return	1,000.00	998.68	5.42	1.09	7.45	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.52	1.50
Class R-2E – actual return	1,000.00	1,000.04	3.48	.70	5.52	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-3 – actual return	1,000.00	1,000.68	3.48	.70	5.52	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 – actual return	1,000.00	1,002.03	1.89	.38	3.93	.79
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-5E – actual return[5]	1,000.00	997.11	.75	.17	2.56	.58
Class R-5E – assumed 5% return[5]	1,000.00	1,024.02	.86	.17	2.92	.58
Class R-5 – actual return	1,000.00	1,003.67	.45	.09	2.49	.50
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.51	.50
Class R-6 – actual return	1,000.00	1,004.20	.20	.04	2.24	.45
Class R-6 – assumed 5% return	1,000.00	1,024.66	.20	.04	2.26	.45

82	American Funds Target Date Retirement Series

2045 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,002.68	$1.84	.37%	$3.88	.78%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.92	.78
Class B – actual return	1,000.00	998.48	5.61	1.13	7.65	1.54
Class B – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.72	1.54
Class C – actual return	1,000.00	998.00	5.66	1.14	7.70	1.55
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.77	1.55
Class F-1 – actual return	1,000.00	1,002.68	1.89	.38	3.93	.79
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class F-2 – actual return	1,000.00	1,003.43	.65	.13	2.69	.54
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.72	.54
Class R-1 – actual return	1,000.00	997.69	5.81	1.17	7.85	1.58
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.92	1.58
Class R-2 – actual return	1,000.00	998.46	5.42	1.09	7.45	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.52	1.50
Class R-2E – actual return	1,000.00	1,000.94	3.48	.70	5.52	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-3 – actual return	1,000.00	1,000.49	3.48	.70	5.52	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 – actual return	1,000.00	1,002.77	1.89	.38	3.93	.79
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-5E – actual return[5]	1,000.00	998.01	.75	.17	2.56	.58
Class R-5E – assumed 5% return[5]	1,000.00	1,024.02	.86	.17	2.92	.58
Class R-5 – actual return	1,000.00	1,003.63	.45	.09	2.49	.50
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.51	.50
Class R-6 – actual return	1,000.00	1,004.12	.15	.03	2.19	.44
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	2.21	.44

See page 90 for footnotes.

American Funds Target Date Retirement Series	83

2040 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,002.79	$1.84	.37%	$3.83	.77%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.87	.77
Class B – actual return	1,000.00	998.98	5.77	1.16	7.75	1.56
Class B – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.82	1.56
Class C – actual return	1,000.00	998.91	5.67	1.14	7.65	1.54
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.72	1.54
Class F-1 – actual return	1,000.00	1,002.47	1.94	.39	3.93	.79
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.97	.79
Class F-2 – actual return	1,000.00	1,003.80	.70	.14	2.69	.54
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.72	.54
Class R-1 – actual return	1,000.00	998.94	5.81	1.17	7.80	1.57
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.87	1.57
Class R-2 – actual return	1,000.00	999.19	5.42	1.09	7.41	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.47	1.49
Class R-2E – actual return	1,000.00	1,000.32	3.48	.70	5.47	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.52	1.10
Class R-3 – actual return	1,000.00	1,001.47	3.48	.70	5.47	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.52	1.10
Class R-4 – actual return	1,000.00	1,002.98	1.89	.38	3.88	.78
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.92	.78
Class R-5E – actual return[5]	1,000.00	998.18	.66	.15	2.43	.55
Class R-5E – assumed 5% return[5]	1,000.00	1,024.12	.75	.15	2.77	.55
Class R-5 – actual return	1,000.00	1,004.64	.40	.08	2.39	.48
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,004.39	.15	.03	2.14	.43
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	2.16	.43

84	American Funds Target Date Retirement Series

2035 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,003.92	$1.84	.37%	$3.84	.77%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.87	.77
Class B – actual return	1,000.00	999.92	5.67	1.14	7.66	1.54
Class B – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.72	1.54
Class C – actual return	1,000.00	999.75	5.62	1.13	7.61	1.53
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.67	1.53
Class F-1 – actual return	1,000.00	1,003.40	1.94	.39	3.94	.79
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.97	.79
Class F-2 – actual return	1,000.00	1,005.29	.70	.14	2.69	.54
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.72	.54
Class R-1 – actual return	1,000.00	999.91	5.77	1.16	7.76	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.82	1.56
Class R-2 – actual return	1,000.00	1,000.23	5.37	1.08	7.36	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.42	1.48
Class R-2E – actual return	1,000.00	1,001.47	3.43	.69	5.42	1.09
Class R-2E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.47	1.09
Class R-3 – actual return	1,000.00	1,002.37	3.44	.69	5.43	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.47	1.09
Class R-4 – actual return	1,000.00	1,004.02	1.84	.37	3.84	.77
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.87	.77
Class R-5E – actual return[5]	1,000.00	999.92	.66	.15	2.43	.55
Class R-5E – assumed 5% return[5]	1,000.00	1,024.12	.75	.15	2.77	.55
Class R-5 – actual return	1,000.00	1,005.68	.40	.08	2.39	.48
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.41	.48
Class R-6 – actual return	1,000.00	1,005.37	.15	.03	2.14	.43
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	2.16	.43

See page 90 for footnotes.

American Funds Target Date Retirement Series	85

2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,006.66	$1.85	.37%	$3.79	.76%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.82	.76
Class B – actual return	1,000.00	1,003.06	5.68	1.14	7.62	1.53
Class B – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.67	1.53
Class C – actual return	1,000.00	1,002.73	5.63	1.13	7.57	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.62	1.52
Class F-1 – actual return	1,000.00	1,007.02	1.90	.38	3.84	.77
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.87	.77
Class F-2 – actual return	1,000.00	1,008.35	.65	.13	2.60	.52
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.61	.52
Class R-1 – actual return	1,000.00	1,003.19	5.78	1.16	7.72	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.77	1.55
Class R-2 – actual return	1,000.00	1,003.70	5.38	1.08	7.32	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.37	1.47
Class R-2E – actual return	1,000.00	1,005.09	3.44	.69	5.38	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.42	1.08
Class R-3 – actual return	1,000.00	1,005.28	3.44	.69	5.38	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.42	1.08
Class R-4 – actual return	1,000.00	1,006.80	1.85	.37	3.79	.76
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.82	.76
Class R-5E – actual return[5]	1,000.00	1,004.23	.62	.14	2.35	.53
Class R-5E – assumed 5% return[5]	1,000.00	1,024.17	.70	.14	2.66	.53
Class R-5 – actual return	1,000.00	1,008.47	.40	.08	2.35	.47
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.36	.47
Class R-6 – actual return	1,000.00	1,009.00	.10	.02	2.05	.41
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.06	.41

86	American Funds Target Date Retirement Series

2025 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,012.72	$1.85	.37%	$3.70	.74%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.72	.74
Class B – actual return	1,000.00	1,009.61	5.75	1.15	7.59	1.52
Class B – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.62	1.52
Class C – actual return	1,000.00	1,009.76	5.65	1.13	7.50	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.52	1.50
Class F-1 – actual return	1,000.00	1,013.46	1.90	.38	3.75	.75
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class F-2 – actual return	1,000.00	1,014.46	.65	.13	2.50	.50
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.51	.50
Class R-1 – actual return	1,000.00	1,008.82	5.79	1.16	7.64	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.67	1.53
Class R-2 – actual return	1,000.00	1,009.30	5.40	1.08	7.24	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.27	1.45
Class R-2E – actual return	1,000.00	1,011.72	3.45	.69	5.30	1.06
Class R-2E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.32	1.06
Class R-3 – actual return	1,000.00	1,011.36	3.45	.69	5.30	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.32	1.06
Class R-4 – actual return	1,000.00	1,012.89	1.85	.37	3.70	.74
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.72	.74
Class R-5E – actual return[5]	1,000.00	1,012.54	.67	.15	2.32	.52
Class R-5E – assumed 5% return[5]	1,000.00	1,024.12	.75	.15	2.61	.52
Class R-5 – actual return	1,000.00	1,014.58	.40	.08	2.25	.45
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.26	.45
Class R-6 – actual return	1,000.00	1,015.08	.10	.02	1.95	.39
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.96	.39

See page 90 for footnotes.

American Funds Target Date Retirement Series	87

2020 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,016.04	$1.90	.38%	$3.66	.73%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.67	.73
Class B – actual return	1,000.00	1,012.61	5.75	1.15	7.51	1.50
Class B – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.52	1.50
Class C – actual return	1,000.00	1,012.93	5.66	1.13	7.41	1.48
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.42	1.48
Class F-1 – actual return	1,000.00	1,016.12	1.90	.38	3.66	.73
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.67	.73
Class F-2 – actual return	1,000.00	1,018.19	.60	.12	2.36	.47
Class F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.36	.47
Class R-1 – actual return	1,000.00	1,012.50	5.80	1.16	7.56	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.57	1.51
Class R-2 – actual return	1,000.00	1,012.94	5.41	1.08	7.16	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.17	1.43
Class R-2E – actual return	1,000.00	1,014.18	3.46	.69	5.21	1.04
Class R-2E – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.22	1.04
Class R-3 – actual return	1,000.00	1,015.02	3.46	.69	5.21	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.43	3.47	.69	5.22	1.04
Class R-4 – actual return	1,000.00	1,016.39	1.85	.37	3.61	.72
Class R-4 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.62	.72
Class R-5E – actual return[5]	1,000.00	1,017.73	.67	.15	2.23	.50
Class R-5E – assumed 5% return[5]	1,000.00	1,024.12	.75	.15	2.51	.50
Class R-5 – actual return	1,000.00	1,018.04	.40	.08	2.16	.43
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.16	.43
Class R-6 – actual return	1,000.00	1,017.70	.10	.02	1.86	.37
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.86	.37

88	American Funds Target Date Retirement Series

2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,021.12	$1.91	.38%	$3.57	.71%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.57	.71
Class B – actual return	1,000.00	1,017.34	5.17	1.03	6.82	1.36
Class B – assumed 5% return	1,000.00	1,019.74	5.17	1.03	6.82	1.36
Class C – actual return	1,000.00	1,016.70	5.72	1.14	7.37	1.47
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.37	1.47
Class F-1 – actual return	1,000.00	1,020.88	1.91	.38	3.57	.71
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.57	.71
Class F-2 – actual return	1,000.00	1,022.38	.55	.11	2.21	.44
Class F-2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.21	.44
Class R-1 – actual return	1,000.00	1,016.71	5.87	1.17	7.52	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.52	1.50
Class R-2 – actual return	1,000.00	1,017.80	5.42	1.08	7.07	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.07	1.41
Class R-2E – actual return	1,000.00	1,018.59	3.56	.71	5.22	1.04
Class R-2E – assumed 5% return	1,000.00	1,021.33	3.57	.71	5.22	1.04
Class R-3 – actual return	1,000.00	1,018.95	3.51	.70	5.17	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.38	3.52	.70	5.17	1.03
Class R-4 – actual return	1,000.00	1,021.44	1.91	.38	3.57	.71
Class R-4 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.57	.71
Class R-5E – actual return[5]	1,000.00	1,024.72	.72	.16	2.20	.49
Class R-5E – assumed 5% return[5]	1,000.00	1,024.07	.81	.16	2.46	.49
Class R-5 – actual return	1,000.00	1,022.29	.40	.08	2.06	.41
Class R-5 – assumed 5% return	1,000.00	1,024.47	.40	.08	2.06	.41
Class R-6 – actual return	1,000.00	1,022.93	.15	.03	1.81	.36
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	1.81	.36

See page 90 for footnotes.

American Funds Target Date Retirement Series	89

2010 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2015	4/30/2016	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,021.61	$1.96	.39%	$3.62	.72%
Class A – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.62	.72
Class B – actual return	1,000.00	1,018.51	5.42	1.08	7.08	1.41
Class B – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.07	1.41
Class C – actual return	1,000.00	1,018.27	5.77	1.15	7.43	1.48
Class C – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.42	1.48
Class F-1 – actual return	1,000.00	1,021.75	1.96	.39	3.62	.72
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.62	.72
Class F-2 – actual return	1,000.00	1,022.58	.75	.15	2.41	.48
Class F-2 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.41	.48
Class R-1 – actual return	1,000.00	1,017.62	5.87	1.17	7.52	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.05	5.87	1.17	7.52	1.50
Class R-2 – actual return	1,000.00	1,018.25	5.47	1.09	7.13	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.12	1.42
Class R-2E – actual return	1,000.00	1,019.88	3.62	.72	5.27	1.05
Class R-2E – assumed 5% return	1,000.00	1,021.28	3.62	.72	5.27	1.05
Class R-3 – actual return	1,000.00	1,019.59	3.57	.71	5.22	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.33	3.57	.71	5.22	1.04
Class R-4 – actual return	1,000.00	1,021.17	1.96	.39	3.62	.72
Class R-4 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.62	.72
Class R-5E – actual return[5]	1,000.00	1,026.26	.81	.18	2.29	.51
Class R-5E – assumed 5% return[5]	1,000.00	1,023.97	.91	.18	2.56	.51
Class R-5 – actual return	1,000.00	1,022.59	.45	.09	2.11	.42
Class R-5 – assumed 5% return	1,000.00	1,024.42	.45	.09	2.11	.42
Class R-6 – actual return	1,000.00	1,024.27	.15	.03	1.81	.36
Class R-6 – assumed 5% return	1,000.00	1,024.71	.15	.03	1.81	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

90	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

The American Funds Target Date Retirement Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to eliminate the annual management fee, which was previously waived for the series. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees — growth, income and conservation of capital — that the funds will increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity-income and balanced funds as they approach and pass their target date, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The comparisons include the Lipper Mixed-Asset Target Funds Average for the applicable retirement year period, the Morningstar U.S. Open-End Target-Date Category for the applicable retirement year and the Standard & Poor’s Target Date Through Index for the applicable retirement year.

American Funds 2060 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the Lipper Average for the lifetime of the fund since March 27, 2015.

American Funds 2055 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the lifetime of the fund since February 1, 2010.

American Funds 2050 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons.

American Funds 2045 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons.

American Funds 2040 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons.

American Funds 2035 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons.

American Funds 2030 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons.

American Funds Target Date Retirement Series	91

American Funds 2025 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the one-year and seven-month periods.

American Funds 2020 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than the Lipper Average and Morningstar Category for all periods, although they were lower than the S&P Target Date for all periods.

American Funds 2015 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than the Lipper Average and Morningstar Category for all periods, except the seven-month period, and lower than the S&P Target Date for all periods.

American Funds 2010 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than the Lipper Average and Morningstar Category for all periods, except the seven-month period, and lower than the S&P Target Date for all periods.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

92	American Funds Target Date Retirement Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2016